Quarterly Report
September 30, 2024
Elfun Diversified Fund

Elfun Diversified Fund
Quarterly Report
September 30, 2024

Page
Schedule of Investments	1
Notes to Schedule of Investments	28

Elfun Diversified Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Domestic Equity - 41.5% †
Common Stock - 41.5%
Advertising - 0.0% *
Interpublic Group of Cos., Inc.	622	$19,674
Omnicom Group, Inc.	317	32,775
		52,449
Aerospace & Defense - 0.8%
Axon Enterprise, Inc. (a)	116	46,354
Boeing Co. (a)	930	141,397
General Dynamics Corp.	409	123,600
General Electric Co.	1,728	325,866
Howmet Aerospace, Inc.	640	64,160
Huntington Ingalls Industries, Inc.	63	16,656
L3Harris Technologies, Inc.	308	73,264
Lockheed Martin Corp.	337	196,997
Northrop Grumman Corp.	218	115,119
RTX Corp.	2,118	256,617
Textron, Inc.	308	27,283
TransDigm Group, Inc.	89	127,014
		1,514,327
Agricultural & Farm Machinery - 0.1%
Deere & Co.	407	169,853
Agricultural Products & Services - 0.0% *
Archer-Daniels-Midland Co.	785	46,896
Bunge Global SA	216	20,874
		67,770
Air Freight & Logistics - 0.2%
CH Robinson Worldwide, Inc.	194	21,412
Expeditors International of Washington, Inc.	228	29,959
FedEx Corp.	353	96,609
United Parcel Service, Inc., Class B	1,163	158,563
		306,543
Apparel Retail - 0.2%
Ross Stores, Inc.	526	79,168
TJX Cos., Inc.	1,798	211,337
		290,505
Apparel, Accessories & Luxury Goods - 0.0% *
Lululemon Athletica, Inc. (a)	185	50,200
Ralph Lauren Corp.	61	11,826
Tapestry, Inc.	374	17,570
		79,596
Application Software - 1.0%
Adobe, Inc. (a)	707	366,070
ANSYS, Inc. (a)	143	45,564
Autodesk, Inc. (a)	348	95,867
Cadence Design Systems, Inc. (a)	434	117,627
Fair Isaac Corp. (a)	38	73,854
Intuit, Inc.	445	276,345
Palantir Technologies, Inc., Class A (a)	3,189	118,631
PTC, Inc. (a)	190	34,325
Roper Technologies, Inc.	168	93,482
Salesforce, Inc.	1,546	423,156
Synopsys, Inc. (a)	243	123,053
	Number of Shares	Fair Value
Tyler Technologies, Inc. (a)	69	$40,277
		1,808,251
Asset Management & Custody Banks - 0.4%
Ameriprise Financial, Inc.	155	72,820
Bank of New York Mellon Corp.	1,153	82,854
BlackRock, Inc.	221	209,842
Blackstone, Inc.	1,144	175,181
Franklin Resources, Inc.	447	9,007
Invesco Ltd.	732	12,854
KKR & Co., Inc.	1,070	139,721
Northern Trust Corp.	322	28,990
State Street Corp. (b)	491	43,439
T. Rowe Price Group, Inc.	364	39,650
		814,358
Automobile Manufacturers - 0.7%
Ford Motor Co.	6,282	66,338
General Motors Co.	1,755	78,694
Tesla, Inc. (a)	4,409	1,153,527
		1,298,559
Automotive Parts & Equipment - 0.0% *
Aptiv PLC (a)	432	31,108
BorgWarner, Inc.	361	13,101
		44,209
Automotive Retail - 0.1%
AutoZone, Inc. (a)	27	85,051
CarMax, Inc. (a)	265	20,506
O'Reilly Automotive, Inc. (a)	91	104,795
		210,352
Biotechnology - 0.8%
AbbVie, Inc.	2,819	556,696
Amgen, Inc.	856	275,812
Biogen, Inc. (a)	238	46,134
Gilead Sciences, Inc.	1,977	165,752
Incyte Corp. (a)	245	16,194
Moderna, Inc. (a)	561	37,492
Regeneron Pharmaceuticals, Inc. (a)	169	177,659
Vertex Pharmaceuticals, Inc. (a)	410	190,683
		1,466,422
Brewers - 0.0% *
Molson Coors Beverage Co., Class B	297	17,083
Broadcasting - 0.0% *
Fox Corp., Class A	365	15,450
Fox Corp., Class B	195	7,566
Paramount Global, Class B	719	7,636
		30,652
Broadline Retail - 1.5%
Amazon.com, Inc. (a)	14,857	2,768,305
eBay, Inc.	754	49,093
		2,817,398
Building Products - 0.2%
A.O. Smith Corp.	200	17,966
Allegion PLC	145	21,132
Builders FirstSource, Inc. (a)	189	36,640

See Notes to Schedule of Investments.
Elfun Diversified Fund	1

Elfun Diversified Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Carrier Global Corp.	1,317	$106,005
Johnson Controls International PLC	1,043	80,947
Masco Corp.	351	29,463
Trane Technologies PLC	358	139,166
		431,319
Cable & Satellite - 0.2%
Charter Communications, Inc., Class A (a)	152	49,260
Comcast Corp., Class A	6,150	256,886
		306,146
Cargo Ground Transportation - 0.0% *
JB Hunt Transport Services, Inc.	131	22,575
Old Dominion Freight Line, Inc.	292	58,003
		80,578
Casinos & Gaming - 0.0% *
Caesars Entertainment, Inc. (a)	338	14,108
Las Vegas Sands Corp.	575	28,945
MGM Resorts International (a)	375	14,659
Wynn Resorts Ltd.	160	15,341
		73,053
Commodity Chemicals - 0.1%
Dow, Inc.	1,140	62,278
LyondellBasell Industries NV, Class A	420	40,278
		102,556
Communications Equipment - 0.4%
Arista Networks, Inc. (a)	409	156,982
Cisco Systems, Inc.	6,422	341,779
F5, Inc. (a)	99	21,800
Juniper Networks, Inc.	523	20,387
Motorola Solutions, Inc.	264	118,702
		659,650
Computer & Electronics Retail - 0.0% *
Best Buy Co., Inc.	321	33,159
Construction & Engineering - 0.0% *
Quanta Services, Inc.	229	68,276
Construction Machinery & Heavy Transportation Equipment - 0.3%
Caterpillar, Inc.	773	302,336
Cummins, Inc.	222	71,881
PACCAR, Inc.	818	80,720
Westinghouse Air Brake Technologies Corp.	280	50,896
		505,833
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	99	53,287
Vulcan Materials Co.	207	51,839
		105,126
Consumer Electronics - 0.0% *
Garmin Ltd.	251	44,184
Consumer Finance - 0.2%
American Express Co.	894	242,453
Capital One Financial Corp.	597	89,389
	Number of Shares	Fair Value
Discover Financial Services	388	$54,432
Synchrony Financial	653	32,572
		418,846
Consumer Staples Merchandise Retail - 0.7%
Costco Wholesale Corp.	704	624,110
Dollar General Corp.	359	30,361
Dollar Tree, Inc. (a)	328	23,065
Target Corp.	732	114,089
Walmart, Inc.	6,893	556,610
		1,348,235
Copper - 0.1%
Freeport-McMoRan, Inc.	2,274	113,518
Data Center REITs - 0.1%
Digital Realty Trust, Inc.	480	77,679
Equinix, Inc.	151	134,032
		211,711
Data Processing & Outsourced Services - 0.0% *
Broadridge Financial Solutions, Inc.	181	38,920
Distillers & Vintners - 0.0% *
Brown-Forman Corp., Class B	290	14,268
Constellation Brands, Inc., Class A	255	65,711
		79,979
Distributors - 0.0% *
Genuine Parts Co.	226	31,568
LKQ Corp.	454	18,124
Pool Corp.	63	23,738
		73,430
Diversified Banks - 1.2%
Bank of America Corp.	10,768	427,274
Citigroup, Inc.	3,032	189,803
Fifth Third Bancorp	1,041	44,596
JPMorgan Chase & Co.	4,520	953,087
KeyCorp	1,509	25,276
PNC Financial Services Group, Inc.	629	116,271
U.S. Bancorp	2,470	112,953
Wells Fargo & Co.	5,422	306,289
		2,175,549
Diversified Support Services - 0.1%
Cintas Corp.	542	111,587
Copart, Inc. (a)	1,419	74,356
		185,943
Drug Retail - 0.0% *
Walgreens Boots Alliance, Inc.	1,149	10,295
Electric Utilities - 0.7%
Alliant Energy Corp.	434	26,339
American Electric Power Co., Inc.	857	87,928
Constellation Energy Corp.	496	128,970
Duke Energy Corp.	1,225	141,243
Edison International	597	51,993
Entergy Corp.	342	45,011
Evergy, Inc.	385	23,874
Eversource Energy	562	38,244
Exelon Corp.	1,570	63,664

See Notes to Schedule of Investments.
2	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
FirstEnergy Corp.	843	$37,387
NextEra Energy, Inc.	3,272	276,582
NRG Energy, Inc.	336	30,610
PG&E Corp.	3,360	66,427
Pinnacle West Capital Corp.	182	16,123
PPL Corp.	1,201	39,729
Southern Co.	1,736	156,552
Xcel Energy, Inc.	910	59,423
		1,290,099
Electrical Components & Equipment - 0.3%
AMETEK, Inc.	376	64,563
Eaton Corp. PLC	633	209,802
Emerson Electric Co.	905	98,980
Generac Holdings, Inc. (a)	97	15,411
Hubbell, Inc.	89	38,123
Rockwell Automation, Inc.	177	47,517
		474,396
Electronic Components - 0.1%
Amphenol Corp., Class A	1,909	124,390
Corning, Inc.	1,206	54,451
		178,841
Electronic Equipment & Instruments - 0.1%
Keysight Technologies, Inc. (a)	284	45,136
Teledyne Technologies, Inc. (a)	77	33,700
Trimble, Inc. (a)	397	24,650
Zebra Technologies Corp., Class A (a)	84	31,107
		134,593
Electronic Manufacturing Services - 0.0% *
Jabil, Inc.	191	22,888
Environmental & Facilities Services - 0.1%
Republic Services, Inc.	332	66,679
Rollins, Inc.	456	23,064
Veralto Corp.	402	44,968
Waste Management, Inc.	578	119,993
		254,704
Fertilizers & Agricultural Chemicals - 0.1%
CF Industries Holdings, Inc.	293	25,139
Corteva, Inc.	1,125	66,139
FMC Corp.	198	13,056
Mosaic Co.	528	14,140
		118,474
Financial Exchanges & Data - 0.5%
Cboe Global Markets, Inc.	171	35,033
CME Group, Inc.	571	125,991
FactSet Research Systems, Inc.	61	28,051
Intercontinental Exchange, Inc.	911	146,343
MarketAxess Holdings, Inc.	62	15,884
Moody's Corp.	248	117,698
MSCI, Inc.	128	74,615
Nasdaq, Inc.	642	46,873
S&P Global, Inc.	510	263,476
		853,964
Food Distributors - 0.0% *
Sysco Corp.	800	62,448
	Number of Shares	Fair Value
Food Retail - 0.0% *
Kroger Co.	1,041	$59,649
Footwear - 0.1%
Deckers Outdoor Corp. (a)	252	40,182
NIKE, Inc., Class B	1,908	168,667
		208,849
Gas Utilities - 0.0% *
Atmos Energy Corp.	255	35,371
Gold - 0.1%
Newmont Corp.	1,814	96,958
Health Care REITs - 0.1%
Alexandria Real Estate Equities, Inc.	253	30,044
Healthpeak Properties, Inc.	1,051	24,036
Ventas, Inc.	659	42,262
Welltower, Inc.	916	117,275
		213,617
Healthcare Distributors - 0.1%
Cardinal Health, Inc.	398	43,987
Cencora, Inc.	275	61,897
Henry Schein, Inc. (a)	209	15,236
McKesson Corp.	205	101,356
		222,476
Healthcare Equipment - 1.0%
Abbott Laboratories	2,773	316,150
Baxter International, Inc.	816	30,983
Becton Dickinson & Co.	457	110,183
Boston Scientific Corp. (a)	2,341	196,176
Dexcom, Inc. (a)	641	42,973
Edwards Lifesciences Corp. (a)	977	64,472
GE HealthCare Technologies, Inc.	667	62,598
Hologic, Inc. (a)	386	31,444
IDEXX Laboratories, Inc. (a)	134	67,699
Insulet Corp. (a)	113	26,301
Intuitive Surgical, Inc. (a)	565	277,567
Medtronic PLC	2,038	183,481
ResMed, Inc.	230	56,148
STERIS PLC	161	39,049
Stryker Corp.	545	196,887
Teleflex, Inc.	75	18,549
Zimmer Biomet Holdings, Inc.	336	36,271
		1,756,931
Healthcare Facilities - 0.1%
HCA Healthcare, Inc.	294	119,490
Universal Health Services, Inc., Class B	97	22,214
		141,704
Healthcare Services - 0.2%
Cigna Group	444	153,820
CVS Health Corp.	2,015	126,703
DaVita, Inc. (a)	75	12,295
Labcorp Holdings, Inc.	140	31,287
Quest Diagnostics, Inc.	181	28,100
		352,205

See Notes to Schedule of Investments.
Elfun Diversified Fund	3

Elfun Diversified Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Healthcare Supplies - 0.0% *
Align Technology, Inc. (a)	113	$28,738
Cooper Cos., Inc. (a)	319	35,198
Solventum Corp. (a)	219	15,269
		79,205
Heavy Electrical Equipment - 0.1%
GE Vernova, Inc. (a)	431	109,896
Home Building - 0.1%
DR Horton, Inc.	473	90,234
Lennar Corp., Class A	393	73,680
NVR, Inc. (a)	5	49,059
PulteGroup, Inc.	337	48,370
		261,343
Home Furnishings - 0.0% *
Mohawk Industries, Inc. (a)	83	13,336
Home Improvement Retail - 0.5%
Home Depot, Inc.	1,574	637,785
Lowe's Cos., Inc.	907	245,661
		883,446
Hotel & Resort REITs - 0.0% *
Host Hotels & Resorts, Inc.	1,151	20,258
Hotels, Resorts & Cruise Lines - 0.3%
Airbnb, Inc., Class A (a)	688	87,245
Booking Holdings, Inc.	53	223,242
Carnival Corp. (a)	1,525	28,182
Expedia Group, Inc. (a)	203	30,048
Hilton Worldwide Holdings, Inc.	386	88,973
Marriott International, Inc., Class A	366	90,988
Norwegian Cruise Line Holdings Ltd. (a)	678	13,906
Royal Caribbean Cruises Ltd.	372	65,978
		628,562
Household Products - 0.5%
Church & Dwight Co., Inc.	401	41,993
Clorox Co.	199	32,419
Colgate-Palmolive Co.	1,296	134,538
Kimberly-Clark Corp.	547	77,827
Procter & Gamble Co.	3,737	647,248
		934,025
Human Resource & Employment Services - 0.2%
Automatic Data Processing, Inc.	648	179,321
Dayforce, Inc. (a)	251	15,373
Paychex, Inc.	504	67,632
Paycom Software, Inc.	84	13,992
		276,318
Independent Power Producers & Energy Traders - 0.1%
AES Corp.	1,124	22,547
Vistra Corp.	555	65,790
		88,337
Industrial Conglomerates - 0.2%
3M Co.	870	118,929
Honeywell International, Inc.	1,036	214,152
		333,081
	Number of Shares	Fair Value
Industrial Gases - 0.3%
Air Products & Chemicals, Inc.	352	$104,804
Linde PLC	766	365,275
		470,079
Industrial Machinery & Supplies & Components - 0.3%
Dover Corp.	225	43,141
Fortive Corp.	574	45,306
IDEX Corp.	123	26,384
Illinois Tool Works, Inc.	428	112,166
Ingersoll Rand, Inc.	656	64,393
Nordson Corp.	81	21,273
Otis Worldwide Corp.	651	67,665
Parker-Hannifin Corp.	204	128,891
Pentair PLC	248	24,252
Snap-on, Inc.	86	24,915
Stanley Black & Decker, Inc.	259	28,524
Xylem, Inc.	397	53,607
		640,517
Industrial REITs - 0.1%
Prologis, Inc.	1,472	185,884
Insurance Brokers - 0.3%
Aon PLC, Class A	344	119,020
Arthur J Gallagher & Co.	343	96,510
Brown & Brown, Inc.	386	39,990
Marsh & McLennan Cos., Inc.	781	174,233
Willis Towers Watson PLC	156	45,947
		475,700
Integrated Oil & Gas - 0.7%
Chevron Corp.	2,713	399,543
Exxon Mobil Corp.	7,057	827,222
Occidental Petroleum Corp.	1,089	56,127
		1,282,892
Integrated Telecommunication Services - 0.3%
AT&T, Inc.	11,414	251,108
Verizon Communications, Inc.	6,707	301,211
		552,319
Interactive Home Entertainment - 0.1%
Electronic Arts, Inc.	391	56,085
Take-Two Interactive Software, Inc. (a)	262	40,272
		96,357
Interactive Media & Services - 2.6%
Alphabet, Inc., Class A	9,315	1,544,893
Alphabet, Inc., Class C	7,634	1,276,328
Match Group, Inc. (a)	419	15,855
Meta Platforms, Inc., Class A	3,474	1,988,657
		4,825,733
Internet Services & Infrastructure - 0.0% *
Akamai Technologies, Inc. (a)	244	24,632
GoDaddy, Inc., Class A (a)	229	35,903
VeriSign, Inc. (a)	136	25,834
		86,369
Investment Banking & Brokerage - 0.4%
Charles Schwab Corp.	2,371	153,665
Goldman Sachs Group, Inc.	503	249,040
Morgan Stanley	1,981	206,500

See Notes to Schedule of Investments.
4	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Raymond James Financial, Inc.	303	$37,105
		646,310
IT Consulting & Other Services - 0.3%
Cognizant Technology Solutions Corp., Class A	806	62,207
EPAM Systems, Inc. (a)	93	18,510
Gartner, Inc. (a)	120	60,811
International Business Machines Corp.	1,468	324,546
		466,074
Leisure Products - 0.0% *
Hasbro, Inc.	207	14,970
Life & Health Insurance - 0.2%
Aflac, Inc.	788	88,099
Globe Life, Inc.	133	14,086
MetLife, Inc.	917	75,634
Principal Financial Group, Inc.	349	29,979
Prudential Financial, Inc.	561	67,937
		275,735
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	458	68,004
Bio-Techne Corp.	254	20,302
Charles River Laboratories International, Inc. (a)	87	17,136
Danaher Corp.	1,024	284,693
IQVIA Holdings, Inc. (a)	282	66,826
Mettler-Toledo International, Inc. (a)	33	49,490
Revvity, Inc.	201	25,678
Thermo Fisher Scientific, Inc.	609	376,709
Waters Corp. (a)	97	34,909
West Pharmaceutical Services, Inc.	119	35,719
		979,466
Managed Healthcare - 0.7%
Centene Corp. (a)	855	64,364
Elevance Health, Inc.	369	191,880
Humana, Inc.	196	62,081
Molina Healthcare, Inc. (a)	96	33,078
UnitedHealth Group, Inc.	1,467	857,726
		1,209,129
Metal, Glass & Plastic Containers - 0.0% *
Ball Corp.	503	34,159
Movies & Entertainment - 0.4%
Live Nation Entertainment, Inc. (a)	244	26,715
Netflix, Inc. (a)	685	485,850
Walt Disney Co.	2,888	277,797
Warner Bros Discovery, Inc. (a)	3,440	28,380
		818,742
Multi-Family Residential REITs - 0.1%
AvalonBay Communities, Inc.	219	49,330
Camden Property Trust	178	21,988
Equity Residential	562	41,846
Essex Property Trust, Inc.	104	30,724
Mid-America Apartment Communities, Inc.	184	29,238
	Number of Shares	Fair Value
UDR, Inc.	499	$22,625
		195,751
Multi-Line Insurance - 0.0% *
American International Group, Inc.	1,004	73,523
Multi-Sector Holdings - 0.7%
Berkshire Hathaway, Inc., Class B (a)	2,912	1,340,277
Multi-Utilities - 0.3%
Ameren Corp.	428	37,433
CenterPoint Energy, Inc.	963	28,331
CMS Energy Corp.	479	33,832
Consolidated Edison, Inc.	542	56,438
Dominion Energy, Inc.	1,361	78,652
DTE Energy Co.	338	43,403
NiSource, Inc.	729	25,260
Public Service Enterprise Group, Inc.	810	72,260
Sempra	989	82,710
WEC Energy Group, Inc.	516	49,629
		507,948
Office REITs - 0.0% *
BXP, Inc.	222	17,862
Oil & Gas Equipment & Services - 0.1%
Baker Hughes Co.	1,615	58,382
Halliburton Co.	1,349	39,189
Schlumberger NV	2,222	93,213
		190,784
Oil & Gas Exploration & Production - 0.3%
APA Corp.	621	15,190
ConocoPhillips	1,847	194,452
Coterra Energy, Inc.	1,205	28,860
Devon Energy Corp.	956	37,399
Diamondback Energy, Inc.	288	49,651
EOG Resources, Inc.	900	110,637
EQT Corp.	966	35,394
Hess Corp.	449	60,974
Marathon Oil Corp.	896	23,860
		556,417
Oil & Gas Refining & Marketing - 0.1%
Marathon Petroleum Corp.	523	85,202
Phillips 66 Co.	654	85,968
Valero Energy Corp.	521	70,351
		241,521
Oil & Gas Storage & Transportation - 0.2%
Kinder Morgan, Inc.	3,036	67,065
ONEOK, Inc.	912	83,111
Targa Resources Corp.	358	52,988
Williams Cos., Inc.	1,905	86,963
		290,127
Other Specialized REITs - 0.1%
Iron Mountain, Inc.	459	54,543
VICI Properties, Inc.	1,709	56,927
		111,470
Other Specialty Retail - 0.0% *
Tractor Supply Co.	166	48,294

See Notes to Schedule of Investments.
Elfun Diversified Fund	5

Elfun Diversified Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Ulta Beauty, Inc. (a)	72	$28,017
		76,311
Packaged Foods & Meats - 0.3%
Campbell Soup Co.	311	15,214
Conagra Brands, Inc.	782	25,431
General Mills, Inc.	905	66,834
Hershey Co.	242	46,411
Hormel Foods Corp.	472	14,962
J.M. Smucker Co.	173	20,950
Kellanova	422	34,060
Kraft Heinz Co.	1,435	50,383
Lamb Weston Holdings, Inc.	252	16,314
McCormick & Co., Inc.	398	32,755
Mondelez International, Inc., Class A	2,121	156,254
Tyson Foods, Inc., Class A	451	26,862
		506,430
Paper & Plastic Packaging Products & Materials - 0.1%
Amcor PLC	2,356	26,693
Avery Dennison Corp.	129	28,478
International Paper Co.	553	27,014
Packaging Corp. of America	145	31,233
Smurfit WestRock PLC	802	39,635
		153,053
Passenger Airlines - 0.1%
Delta Air Lines, Inc.	1,034	52,517
Southwest Airlines Co.	964	28,563
United Airlines Holdings, Inc. (a)	539	30,756
		111,836
Passenger Ground Transportation - 0.1%
Uber Technologies, Inc. (a)	3,345	251,410
Personal Care Products - 0.1%
Estee Lauder Cos., Inc., Class A	379	37,782
Kenvue, Inc.	3,013	69,691
		107,473
Pharmaceuticals - 1.5%
Bristol-Myers Squibb Co.	3,220	166,603
Catalent, Inc. (a)	288	17,444
Eli Lilly & Co.	1,254	1,110,969
Johnson & Johnson	3,821	619,231
Merck & Co., Inc.	4,044	459,237
Pfizer, Inc.	9,024	261,155
Viatris, Inc.	1,884	21,873
Zoetis, Inc.	719	140,478
		2,796,990
Property & Casualty Insurance - 0.4%
Allstate Corp.	416	78,894
Arch Capital Group Ltd. (a)	589	65,897
Assurant, Inc.	84	16,704
Chubb Ltd.	597	172,169
Cincinnati Financial Corp.	239	32,533
Erie Indemnity Co., Class A	41	22,133
Hartford Financial Services Group, Inc.	476	55,982
Loews Corp.	270	21,344
Progressive Corp.	932	236,504
Travelers Cos., Inc.	360	84,283
	Number of Shares	Fair Value
W.R. Berkley Corp.	456	$25,869
		812,312
Publishing - 0.0% *
News Corp., Class A	630	16,777
News Corp., Class B	142	3,969
		20,746
Rail Transportation - 0.2%
CSX Corp.	3,067	105,904
Norfolk Southern Corp.	353	87,720
Union Pacific Corp.	970	239,086
		432,710
Real Estate Services - 0.1%
CBRE Group, Inc., Class A (a)	467	58,132
CoStar Group, Inc. (a)	673	50,771
		108,903
Regional Banks - 0.1%
Citizens Financial Group, Inc.	719	29,529
Huntington Bancshares, Inc.	2,300	33,810
M&T Bank Corp.	273	48,627
Regions Financial Corp.	1,485	34,645
Truist Financial Corp.	2,095	89,603
		236,214
Reinsurance - 0.0% *
Everest Group Ltd.	67	26,253
Research & Consulting Services - 0.1%
Amentum Holdings, Inc. (a)	198	6,385
Equifax, Inc.	194	57,009
Jacobs Solutions, Inc.	198	25,918
Leidos Holdings, Inc.	220	35,860
Verisk Analytics, Inc.	231	61,899
		187,071
Restaurants - 0.4%
Chipotle Mexican Grill, Inc. (a)	2,170	125,035
Darden Restaurants, Inc.	194	31,841
Domino's Pizza, Inc.	59	25,378
McDonald's Corp.	1,143	348,055
Starbucks Corp.	1,800	175,482
Yum! Brands, Inc.	436	60,914
		766,705
Retail REITs - 0.1%
Federal Realty Investment Trust	115	13,221
Kimco Realty Corp.	1,110	25,774
Realty Income Corp.	1,374	87,139
Regency Centers Corp.	265	19,141
Simon Property Group, Inc.	478	80,792
		226,067
Self Storage REITs - 0.1%
Extra Space Storage, Inc.	333	60,003
Public Storage	246	89,512
		149,515
Semiconductor Materials & Equipment - 0.4%
Applied Materials, Inc.	1,318	266,302
Enphase Energy, Inc. (a)	220	24,864
KLA Corp.	212	164,175
Lam Research Corp.	207	168,929

See Notes to Schedule of Investments.
6	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Teradyne, Inc.	238	$31,875
		656,145
Semiconductors - 4.2%
Advanced Micro Devices, Inc. (a)	2,581	423,490
Analog Devices, Inc.	789	181,604
Broadcom, Inc.	7,399	1,276,328
First Solar, Inc. (a)	175	43,652
Intel Corp.	6,774	158,918
Microchip Technology, Inc.	835	67,042
Micron Technology, Inc.	1,761	182,633
Monolithic Power Systems, Inc.	77	71,187
NVIDIA Corp.	39,136	4,752,676
ON Semiconductor Corp. (a)	661	47,995
Qorvo, Inc. (a)	156	16,115
QUALCOMM, Inc.	1,775	301,839
Skyworks Solutions, Inc.	260	25,680
Texas Instruments, Inc.	1,455	300,559
		7,849,718
Single-Family Residential REITs - 0.0% *
Invitation Homes, Inc.	926	32,651
Soft Drinks & Non-alcoholic Beverages - 0.5%
Coca-Cola Co.	6,188	444,670
Keurig Dr. Pepper, Inc.	1,725	64,653
Monster Beverage Corp. (a)	1,148	59,891
PepsiCo, Inc.	2,190	372,409
		941,623
Specialty Chemicals - 0.3%
Albemarle Corp.	202	19,131
Celanese Corp.	173	23,521
DuPont de Nemours, Inc.	676	60,238
Eastman Chemical Co.	188	21,047
Ecolab, Inc.	400	102,132
International Flavors & Fragrances, Inc.	417	43,756
PPG Industries, Inc.	364	48,215
Sherwin-Williams Co.	368	140,455
		458,495
Steel - 0.1%
Nucor Corp.	388	58,332
Steel Dynamics, Inc.	239	30,133
		88,465
Systems Software - 3.3%
Crowdstrike Holdings, Inc., Class A (a)	362	101,530
Fortinet, Inc. (a)	1,000	77,550
Gen Digital, Inc.	805	22,081
Microsoft Corp.	11,825	5,088,298
Oracle Corp.	2,549	434,350
Palo Alto Networks, Inc. (a)	514	175,685
ServiceNow, Inc. (a)	328	293,360
		6,192,854
Technology Distributors - 0.0% *
CDW Corp.	206	46,618
Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	24,189	5,636,037
Dell Technologies, Inc., Class C	468	55,477
	Number of Shares	Fair Value
Hewlett Packard Enterprise Co.	1,992	$40,756
HP, Inc.	1,591	57,069
NetApp, Inc.	337	41,623
Seagate Technology Holdings PLC	320	35,049
Super Micro Computer, Inc. (a)	82	34,145
Western Digital Corp. (a)	523	35,716
		5,935,872
Telecom Tower REITs - 0.2%
American Tower Corp.	742	172,560
Crown Castle, Inc.	678	80,431
SBA Communications Corp.	164	39,475
		292,466
Timber REITs - 0.0% *
Weyerhaeuser Co.	1,186	40,158
Tobacco - 0.2%
Altria Group, Inc.	2,706	138,114
Philip Morris International, Inc.	2,477	300,708
		438,822
Trading Companies & Distributors - 0.1%
Fastenal Co.	931	66,492
United Rentals, Inc.	104	84,212
WW Grainger, Inc.	71	73,755
		224,459
Transaction & Payment Processing Services - 1.0%
Corpay, Inc. (a)	112	35,029
Fidelity National Information Services, Inc.	887	74,286
Fiserv, Inc. (a)	914	164,200
Global Payments, Inc.	418	42,812
Jack Henry & Associates, Inc.	125	22,068
Mastercard, Inc., Class A	1,310	646,878
PayPal Holdings, Inc. (a)	1,620	126,409
Visa, Inc., Class A	2,653	729,442
		1,841,124
Water Utilities - 0.0% *
American Water Works Co., Inc.	318	46,504
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc.	778	160,548
Total Common Stock (Cost $42,484,460)		76,963,243
Total Domestic Equity (Cost $42,484,460)		76,963,243
Foreign Equity - 0.3%
Common Stock - 0.3%
Electronic Manufacturing Services - 0.0% *
TE Connectivity PLC	494	74,589
IT Consulting & Other Services - 0.2%
Accenture PLC, Class A	998	352,773
Semiconductors - 0.1%
NXP Semiconductors NV	399	95,764
Total Common Stock (Cost $318,834)		523,126
Total Foreign Equity (Cost $318,834)		523,126

See Notes to Schedule of Investments.
Elfun Diversified Fund	7

Elfun Diversified Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Bonds and Notes - 28.7%
U.S. Treasuries - 10.8%
U.S. Treasury Bonds
2.25% 08/15/46	$656,000	$469,553
3.00% 08/15/48	1,545,600	1,253,385
4.13% 08/15/53	820,000	816,797
4.38% 08/15/43	354,000	364,067
U.S. Treasury Notes
0.25% 07/31/25	488,200	473,058
0.75% 01/31/28	4,179,000	3,810,726
1.63% 05/15/31	347,000	305,956
2.75% 08/15/32	213,000	199,088
3.50% 04/30/28	904,000	901,811
3.88% 12/31/27 - 08/15/34	2,952,000	2,976,389
4.00% 07/31/29	800,000	815,250
4.13% 07/31/31	432,000	444,150
4.25% 10/15/25 - 12/31/25	2,895,000	2,907,592
4.50% 05/15/27	233,000	238,261
4.63% 10/15/26 - 05/31/31	3,141,000	3,272,359
5.00% 09/30/25	848,000	856,281
Total U.S. Treasuries (Cost $19,706,804)		20,104,723
Agency Mortgage Backed - 6.5%
Federal Home Loan Mortgage Corp.
3.00% 04/01/43 - 10/01/49	1,162,817	1,066,308
4.50% 06/01/33 - 02/01/35	617	624
5.00% 07/01/35	5,644	5,786
5.50% 01/01/38 - 04/01/39	9,496	9,957
6.00% 06/01/33 - 11/01/37	23,813	25,348
6.50% 11/01/28	198	205
7.00% 12/01/29 - 08/01/36	6,169	6,720
7.50% 09/01/33	732	768
8.00% 07/01/26 - 11/01/30	651	683
8.50% 04/01/30	1,889	2,077
Federal National Mortgage Association
2.50% 03/01/51	574,837	495,881
3.00% 03/01/50	207,601	188,601
3.50% 08/01/45 - 01/01/48	490,011	464,023
4.00% 01/01/41 - 01/01/50	450,392	439,138
4.50% 07/01/33 - 12/01/48	217,884	218,304
5.00% 03/01/34 - 05/01/39	16,741	17,181
5.50% 07/01/33 - 01/01/39	35,592	37,135
6.00% 02/01/29 - 05/01/41	119,951	126,579
6.50% 07/01/29 - 08/01/36	3,138	3,348
7.00% 05/01/33 - 12/01/33	399	430
7.50% 12/01/26 - 03/01/33	1,275	1,323
8.00% 09/01/30	158	162
Federal National Mortgage Association 1 yr. USD RFUCCT + 1.60%
6.97% 04/01/37 (c)	206	209
Government National Mortgage Association
3.00% 12/20/42 - 05/20/45	1,109,484	1,029,189
3.50% 08/20/48	188,152	178,126
4.00% 01/20/41 - 04/20/43	94,639	94,052
4.50% 08/15/33 - 03/20/41	39,005	39,567
5.00% 08/15/33	1,946	2,002
6.00% 07/15/33 - 04/15/34	3,130	3,315
6.50% 06/15/34 - 07/15/36	5,016	5,331
7.00% 04/15/28 - 10/15/36	1,232	1,305
7.50% 04/15/28	2,387	2,415
8.00% 05/15/30	98	100
	Principal Amount	Fair Value
Government National Mortgage Association REMICS 30 day USD SOFR Average + 5.85%
0.50% 05/20/64 (c)(d)	$1,674,942	$47,933
Uniform Mortgage-Backed Security, TBA
2.00% 10/01/54 (e)	2,324,752	1,920,245
2.50% 10/01/54 (e)	3,065,599	2,644,741
3.00% 10/01/54 (e)	2,749,871	2,467,357
3.50% 10/01/54 (e)	500,000	465,634
Total Agency Mortgage Backed (Cost $12,654,326)		12,012,102
Agency Collateralized Mortgage Obligations - 0.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.51% 07/25/29	224,000	209,886
4.05% 09/25/28 (c)	71,000	71,212
Federal Home Loan Mortgage Corp. REMICS
5.50% 06/15/33 (d)	1,518	188
7.50% 07/15/27 (d)	770	46
Federal Home Loan Mortgage Corp. STRIPS
0.00% 08/01/27 (f)	37	35
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
0.08% 09/25/43 (c)(d)	68,567	1,500
Federal National Mortgage Association Interest STRIPS
4.50% 08/25/35 - 01/25/36 (d)	3,604	468
5.00% 03/25/38 - 05/25/38 (d)	2,419	385
5.50% 12/25/33 (d)	860	141
6.00% 01/25/35 (d)	2,408	406
Federal National Mortgage Association REMICS
1.17% 12/25/42 (c)(d)	13,545	306
5.00% 09/25/40 (d)	2,719	266
Federal National Mortgage Association REMICS 30 day USD SOFR Average + 5.89%
0.61% 07/25/38 (c)(d)	2,780	256
Federal National Mortgage Association REMICS 30 day USD SOFR Average + 6.44%
1.16% 11/25/41 (c)(d)	400,062	50,627
Total Agency Collateralized Mortgage Obligations (Cost $489,257)		335,722
Corporate Notes - 9.6%
3M Co.
3.13% 09/19/46 (g)	12,000	8,941
7-Eleven, Inc.
0.95% 02/10/26 (g)(h)	66,000	63,018
Abbott Laboratories
3.75% 11/30/26 (g)	12,000	11,991
4.90% 11/30/46 (g)	11,000	11,207
AbbVie, Inc.
2.60% 11/21/24 (g)	24,000	23,915
2.95% 11/21/26 (g)	26,000	25,455
3.20% 05/14/26 - 11/21/29 (g)	22,000	21,407

See Notes to Schedule of Investments.
8	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Principal Amount	Fair Value
4.05% 11/21/39 (g)	$4,000	$3,695
4.25% 11/21/49 (g)	15,000	13,423
4.30% 05/14/36 (g)	10,000	9,729
4.40% 11/06/42 (g)	8,000	7,543
4.63% 10/01/42 (g)	3,000	2,875
4.70% 05/14/45 (g)	2,000	1,934
4.88% 11/14/48 (g)	3,000	2,951
5.05% 03/15/34 (g)	78,000	81,467
5.40% 03/15/54 (g)	11,000	11,665
5.50% 03/15/64 (g)	13,000	13,875
Advanced Micro Devices, Inc.
4.39% 06/01/52 (g)	29,000	26,992
AEP Texas, Inc.
3.45% 05/15/51 (g)	23,000	16,453
5.70% 05/15/34 (g)	36,000	37,836
AEP Transmission Co. LLC
5.40% 03/15/53 (g)	13,000	13,494
Aetna, Inc.
3.50% 11/15/24 (g)	7,000	6,982
Aircastle Ltd.
4.25% 06/15/26 (g)	9,000	8,934
Alexandria Real Estate Equities, Inc.
1.88% 02/01/33 (g)	17,000	13,647
2.95% 03/15/34 (g)	16,000	13,831
3.55% 03/15/52 (g)	14,000	10,270
4.70% 07/01/30 (g)	2,000	2,013
Allstate Corp.
4.20% 12/15/46 (g)	16,000	13,996
Allstate Corp. (8.32% fixed rate until 10/31/24; 3.20% + 3 mo. Term SOFR thereafter)
8.32% 08/15/53 (c)(g)	21,000	21,019
Ally Financial, Inc.
2.20% 11/02/28 (g)	20,000	17,990
Altria Group, Inc.
3.40% 05/06/30 - 02/04/41 (g)	37,000	32,958
4.00% 02/04/61 (g)	2,000	1,525
4.25% 08/09/42 (g)	2,000	1,718
4.45% 05/06/50 (g)	3,000	2,513
4.50% 05/02/43 (g)	3,000	2,649
Amazon.com, Inc.
1.50% 06/03/30 (g)	6,000	5,249
2.50% 06/03/50 (g)	22,000	14,540
2.70% 06/03/60 (g)	3,000	1,927
2.88% 05/12/41 (g)	13,000	10,344
3.15% 08/22/27 (g)	2,000	1,963
3.25% 05/12/61 (g)	6,000	4,345
4.05% 08/22/47 (g)	3,000	2,696
4.25% 08/22/57 (g)	3,000	2,712
Ameren Corp.
3.65% 02/15/26 (g)	4,000	3,958
American Electric Power Co., Inc.
2.30% 03/01/30 (g)	23,000	20,654
3.25% 03/01/50 (g)	2,000	1,407
American Honda Finance Corp.
5.85% 10/04/30 (g)	64,000	68,976
American International Group, Inc. (8.32% fixed rate until 10/31/24; 3.20% + 3 mo. Term SOFR thereafter)
5.75% 04/01/48 (c)(g)	2,000	2,009
	Principal Amount	Fair Value
American Tower Corp.
1.50% 01/31/28 (g)	$33,000	$30,078
2.90% 01/15/30 (g)	3,000	2,777
3.80% 08/15/29 (g)	20,000	19,452
American Water Capital Corp.
2.95% 09/01/27 (g)	10,000	9,710
5.45% 03/01/54 (g)	35,000	36,804
Americold Realty Operating Partnership LP
5.41% 09/12/34 (g)	30,000	30,095
Amgen, Inc.
2.00% 01/15/32 (g)	18,000	15,275
3.00% 01/15/52 (g)	6,000	4,235
3.15% 02/21/40 (g)	13,000	10,368
3.38% 02/21/50 (g)	3,000	2,284
4.66% 06/15/51 (g)	3,000	2,743
5.51% 03/02/26 (g)	30,000	30,001
5.60% 03/02/43 (g)	17,000	17,818
5.65% 03/02/53 (g)	17,000	17,889
5.75% 03/02/63 (g)	16,000	16,872
AngloGold Ashanti Holdings PLC
3.38% 11/01/28 (g)	200,000	188,452
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70% 02/01/36 (g)	25,000	25,090
4.90% 02/01/46 (g)	11,000	10,830
Anheuser-Busch InBev Worldwide, Inc.
3.50% 06/01/30 (g)	10,000	9,704
4.35% 06/01/40 (g)	10,000	9,445
4.38% 04/15/38 (g)	16,000	15,404
4.60% 04/15/48 (g)	3,000	2,850
4.75% 04/15/58 (g)	8,000	7,684
5.55% 01/23/49 (g)	14,000	15,093
Aon Corp./Aon Global Holdings PLC
2.90% 08/23/51 (g)	14,000	9,279
Apollo Debt Solutions BDC
6.90% 04/13/29 (g)(h)	30,000	31,184
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 yr. CMT thereafter)
4.95% 01/14/50 (c)(g)(h)	21,000	20,812
Apple, Inc.
2.20% 09/11/29 (g)	12,000	11,121
2.65% 02/08/51 (g)	38,000	26,092
2.80% 02/08/61 (g)	15,000	10,025
2.95% 09/11/49 (g)	3,000	2,218
3.35% 02/09/27 (g)	2,000	1,982
3.45% 02/09/45 (g)	17,000	14,237
3.85% 08/04/46 (g)	10,000	8,802
3.95% 08/08/52 (g)	12,000	10,551
4.85% 05/10/53 (g)	40,000	41,234
Applied Materials, Inc.
4.35% 04/01/47 (g)	2,000	1,866
4.80% 06/15/29 (g)	50,000	51,523
Aptiv PLC
4.40% 10/01/46 (g)	3,000	2,471
ArcelorMittal SA
4.55% 03/11/26 (g)	69,000	68,949
6.00% 06/17/34 (g)	22,000	23,347
6.35% 06/17/54 (g)	36,000	37,581
6.80% 11/29/32 (g)	16,000	17,846

See Notes to Schedule of Investments.
Elfun Diversified Fund	9

Elfun Diversified Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Archer-Daniels-Midland Co.
2.50% 08/11/26 (g)	$3,000	$2,918
ARES Capital Corp.
2.88% 06/15/28 (g)	21,000	19,372
3.25% 07/15/25 (g)	48,000	47,239
Arthur J Gallagher & Co.
3.50% 05/20/51 (g)	8,000	5,923
Ascension Health
4.85% 11/15/53 (g)	9,000	9,056
Ashtead Capital, Inc.
5.55% 05/30/33 (g)(h)	200,000	204,852
Astrazeneca Finance LLC
1.75% 05/28/28 (g)	30,000	27,700
5.00% 02/26/34 (g)	35,000	36,532
AstraZeneca PLC
3.00% 05/28/51 (g)	9,000	6,558
4.00% 01/17/29 (g)	2,000	2,001
4.38% 08/17/48 (g)	2,000	1,861
AT&T, Inc.
2.75% 06/01/31 (g)	75,000	67,795
3.65% 06/01/51 (g)	54,000	41,421
3.85% 06/01/60 (g)	19,000	14,385
4.35% 03/01/29 (g)	28,000	28,160
4.50% 05/15/35 (g)	9,000	8,766
4.55% 03/09/49 (g)	3,000	2,694
4.75% 05/15/46 (g)	3,000	2,808
4.85% 03/01/39 (g)	10,000	9,798
5.40% 02/15/34 (g)	21,000	22,032
Athene Holding Ltd.
4.13% 01/12/28 (g)	3,000	2,961
6.15% 04/03/30 (g)	10,000	10,749
Atmos Energy Corp.
6.20% 11/15/53 (g)	15,000	17,299
Avangrid, Inc.
3.15% 12/01/24 (g)	17,000	16,927
Bain Capital Specialty Finance, Inc.
2.95% 03/10/26 (g)	25,000	24,096
Bank of America Corp.
3.25% 10/21/27 (g)	32,000	31,277
4.18% 11/25/27 (g)	15,000	14,957
4.25% 10/22/26 (g)	88,000	87,898
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09% 06/14/29 (c)(g)	39,000	36,006
Bank of America Corp. (2.97% fixed rate until 02/04/32; 1.33% + SOFR thereafter)
2.97% 02/04/33 (c)(g)	50,000	44,794
Bank of America Corp. (2.97% fixed rate until 07/21/51; 1.56% + SOFR thereafter)
2.97% 07/21/52 (c)(g)	28,000	19,886
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.30% + 3 mo. Term SOFR thereafter)
3.42% 12/20/28 (c)(g)	26,000	25,301
Bank of America Corp. (3.56% fixed rate until 04/23/26; 1.32% + 3 mo. Term SOFR thereafter)
3.56% 04/23/27 (c)(g)	13,000	12,843
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.77% + 3 mo. Term SOFR thereafter)
3.71% 04/24/28 (c)(g)	17,000	16,751
	Principal Amount	Fair Value
Bank of America Corp. (3.85% fixed rate until 03/08/32; 2.00% + 5 yr. CMT thereafter)
3.85% 03/08/37 (c)(g)	$22,000	$20,318
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.45% + 3 mo. Term SOFR thereafter)
3.95% 01/23/49 (c)(g)	11,000	9,386
Bank of America Corp. (4.24% fixed rate until 04/24/37; 2.08% + 3 mo. Term SOFR thereafter)
4.24% 04/24/38 (c)(g)	10,000	9,469
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.57% + 3 mo. Term SOFR thereafter)
4.27% 07/23/29 (c)(g)	6,000	5,982
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.93% + 3 mo. Term SOFR thereafter)
4.30% 01/28/25 (c)(g)	23,000	22,892
Bank of America Corp. (5.29% fixed rate until 04/25/33; 1.91% + SOFR thereafter)
5.29% 04/25/34 (c)(g)	50,000	51,915
Bank of America Corp. (5.47% fixed rate until 01/23/34; 1.65% + SOFR thereafter)
5.47% 01/23/35 (c)(g)	30,000	31,551
Bank of America Corp. (5.87% fixed rate until 09/15/33; 1.84% + SOFR thereafter)
5.87% 09/15/34 (c)(g)	52,000	56,125
Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.39% + 3 mo. Term SOFR thereafter)
4.63% 09/20/26 (c)(g)	38,000	37,631
Bank of Nova Scotia (8.21% fixed rate until 01/12/25; 2.91% + 3 mo. Term SOFR thereafter)
8.21% 01/12/25 (c)(g)	22,000	21,675
BAT Capital Corp.
2.73% 03/25/31 (g)	11,000	9,822
4.39% 08/15/37 (g)	6,000	5,457
4.54% 08/15/47 (g)	3,000	2,534
5.83% 02/20/31 (g)	15,000	15,903
6.00% 02/20/34 (g)	16,000	17,095
7.08% 08/02/53 (g)	11,000	12,773
Baxter International, Inc.
1.92% 02/01/27 (g)	49,000	46,399
2.27% 12/01/28 (g)	16,000	14,722
2.54% 02/01/32 (g)	10,000	8,668
3.13% 12/01/51 (g)	11,000	7,495
3.95% 04/01/30 (g)	13,000	12,713
Baylor Scott & White Holdings
2.84% 11/15/50 (g)	3,000	2,107
Becton Dickinson & Co.
3.70% 06/06/27 (g)	13,000	12,841
4.67% 06/06/47 (g)	3,000	2,787
4.69% 12/15/44 (g)	2,000	1,868
5.11% 02/08/34 (g)	100,000	102,867
Berkshire Hathaway Energy Co.
3.25% 04/15/28 (g)	2,000	1,946
3.70% 07/15/30 (g)	45,000	44,010

See Notes to Schedule of Investments.
10	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Principal Amount	Fair Value
3.80% 07/15/48 (g)	$2,000	$1,593
4.25% 10/15/50 (g)	28,000	23,910
Berkshire Hathaway Finance Corp.
2.85% 10/15/50 (g)	51,000	35,797
4.25% 01/15/49 (g)	12,000	11,128
Berry Global, Inc.
4.88% 07/15/26 (g)(h)	10,000	9,969
BHP Billiton Finance USA Ltd.
5.25% 09/08/33 (g)	20,000	20,951
5.50% 09/08/53 (g)	6,000	6,396
Biogen, Inc.
2.25% 05/01/30 (g)	2,000	1,786
BlackRock TCP Capital Corp.
6.95% 05/30/29 (g)	85,000	86,634
Block Financial LLC
2.50% 07/15/28 (g)	11,000	10,214
3.88% 08/15/30 (g)	3,000	2,870
Boardwalk Pipelines LP
4.80% 05/03/29 (g)	3,000	3,013
Boeing Co.
2.20% 02/04/26 (g)	48,000	46,249
2.70% 02/01/27 (g)	26,000	24,652
2.95% 02/01/30 (g)	3,000	2,682
3.25% 03/01/28 (g)	2,000	1,885
3.55% 03/01/38 (g)	2,000	1,562
3.75% 02/01/50 (g)	26,000	18,259
5.04% 05/01/27 (g)	31,000	31,095
5.15% 05/01/30 (g)	8,000	8,018
5.81% 05/01/50 (g)	27,000	26,086
Boston Properties LP
3.40% 06/21/29 (g)	23,000	21,508
Boston Scientific Corp.
4.70% 03/01/49 (g)	3,000	2,861
BP Capital Markets America, Inc.
3.00% 02/24/50 (g)	11,000	7,625
3.38% 02/08/61 (g)	24,000	16,896
4.81% 02/13/33 (g)	21,000	21,278
5.23% 11/17/34 (g)	65,000	67,675
BP Capital Markets PLC (4.38% fixed rate until 06/22/25; 4.04% + 5 yr. CMT thereafter)
4.38% 06/22/25 (c)(g)	5,000	4,949
BP Capital Markets PLC (4.88% fixed rate until 03/22/30; 4.40% + 5 yr. CMT thereafter)
4.88% 03/22/30 (c)(g)	17,000	16,835
Bristol-Myers Squibb Co.
1.45% 11/13/30 (g)	11,000	9,413
2.35% 11/13/40 (g)	2,000	1,432
3.20% 06/15/26 (g)	2,000	1,974
3.40% 07/26/29 (g)	2,000	1,943
3.55% 03/15/42 (g)	4,000	3,348
4.13% 06/15/39 (g)	4,000	3,704
4.25% 10/26/49 (g)	4,000	3,513
4.35% 11/15/47 (g)	3,000	2,684
4.55% 02/20/48 (g)	2,000	1,842
5.20% 02/22/34 (g)	35,000	36,884
Brixmor Operating Partnership LP
2.25% 04/01/28 (g)	23,000	21,211
3.90% 03/15/27 (g)	2,000	1,968
Broadcom, Inc.
3.19% 11/15/36 (g)(h)	3,000	2,541
	Principal Amount	Fair Value
3.42% 04/15/33 (g)(h)	$44,000	$39,972
3.47% 04/15/34 (g)(h)	13,000	11,715
4.15% 11/15/30 (g)	14,000	13,773
4.30% 11/15/32 (g)	2,000	1,966
4.93% 05/15/37 (g)(h)	17,000	16,970
Brown-Forman Corp.
4.00% 04/15/38 (g)	3,000	2,778
Bunge Ltd. Finance Corp.
3.75% 09/25/27 (g)	3,000	2,967
Burlington Northern Santa Fe LLC
4.15% 12/15/48 (g)	3,000	2,634
4.55% 09/01/44 (g)	8,000	7,556
Cameron LNG LLC
3.30% 01/15/35 (g)(h)	3,000	2,586
Campbell Soup Co.
5.40% 03/21/34 (g)	20,000	20,941
Canadian Natural Resources Ltd.
3.85% 06/01/27 (g)	3,000	2,958
4.95% 06/01/47 (g)	2,000	1,839
Canadian Pacific Railway Co.
1.75% 12/02/26 (g)	23,000	21,884
3.10% 12/02/51 (g)	5,000	3,573
3.50% 05/01/50 (g)	3,000	2,329
Capital One Financial Corp.
3.75% 07/28/26 (g)	17,000	16,767
Carlisle Cos., Inc.
2.20% 03/01/32 (g)	29,000	24,579
Carrier Global Corp.
2.72% 02/15/30 (g)	56,000	51,727
3.58% 04/05/50 (g)	9,000	7,102
5.90% 03/15/34 (g)	11,000	12,002
CDW LLC/CDW Finance Corp.
5.10% 03/01/30 (g)	50,000	50,782
Cenovus Energy, Inc.
2.65% 01/15/32 (g)	6,000	5,171
3.75% 02/15/52 (g)	9,000	6,629
Centene Corp.
3.00% 10/15/30 (g)	8,000	7,160
4.25% 12/15/27 (g)	51,000	50,116
CenterPoint Energy, Inc.
2.65% 06/01/31 (g)	19,000	16,853
Charles Schwab Corp.
2.45% 03/03/27 (g)	168,000	161,330
2.90% 03/03/32 (g)	7,000	6,286
Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 yr. CMT thereafter)
4.00% 12/01/30 (c)(g)	30,000	26,852
Charles Schwab Corp. (5.64% fixed rate until 05/19/28; 2.21% + SOFR thereafter)
5.64% 05/19/29 (c)(g)	55,000	57,438
Charles Schwab Corp. (6.14% fixed rate until 08/24/33; 2.01% + SOFR thereafter)
6.14% 08/24/34 (c)(g)	32,000	34,986
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50% 06/01/41 (g)	68,000	47,727
3.70% 04/01/51 (g)	75,000	47,804
4.80% 03/01/50 (g)	22,000	16,796
6.55% 06/01/34 (g)	54,000	56,095

See Notes to Schedule of Investments.
Elfun Diversified Fund	11

Elfun Diversified Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Cheniere Energy, Inc.
5.65% 04/15/34 (g)(h)	$20,000	$20,710
Chesapeake Energy Corp.
6.75% 04/15/29 (g)(h)	112,000	114,132
Chevron Corp.
2.24% 05/11/30 (g)	3,000	2,724
Chevron USA, Inc.
3.85% 01/15/28 (g)	15,000	15,028
3.90% 11/15/24 (g)	3,000	2,995
Chubb INA Holdings LLC
4.35% 11/03/45 (g)	2,000	1,845
Church & Dwight Co., Inc.
2.30% 12/15/31 (g)	10,000	8,728
Cigna Group
2.40% 03/15/30 (g)	5,000	4,526
3.25% 04/15/25 (g)	5,000	4,958
3.40% 03/01/27 - 03/15/51 (g)	21,000	17,607
4.38% 10/15/28 (g)	2,000	2,008
Cisco Systems, Inc.
5.30% 02/26/54 (g)	27,000	28,634
5.35% 02/26/64 (g)	27,000	28,649
5.90% 02/15/39 (g)	2,000	2,253
Citigroup, Inc.
4.45% 09/29/27 (g)	10,000	10,008
4.65% 07/23/48 (g)	23,000	21,708
Citigroup, Inc. (2.56% fixed rate until 05/01/31; 1.17% + SOFR thereafter)
2.56% 05/01/32 (c)(g)	144,000	126,599
Citigroup, Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98% 11/05/30 (c)(g)	34,000	31,604
Citigroup, Inc. (3.79% fixed rate until 03/17/32; 1.94% + SOFR thereafter)
3.79% 03/17/33 (c)(g)	169,000	158,252
Citigroup, Inc. (3.88% fixed rate until 01/24/38; 1.43% + 3 mo. Term SOFR thereafter)
3.88% 01/24/39 (c)(g)	6,000	5,355
Citigroup, Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter)
4.70% 01/30/25 (c)(g)	21,000	20,879
Citigroup, Inc. (6.17% fixed rate until 05/25/33; 2.66% + SOFR thereafter)
6.17% 05/25/34 (c)(g)	21,000	22,410
Cleveland Electric Illuminating Co.
4.55% 11/15/30 (g)(h)	27,000	27,085
CME Group, Inc.
2.65% 03/15/32 (g)	10,000	9,039
3.75% 06/15/28 (g)	3,000	2,983
CMS Energy Corp.
4.88% 03/01/44 (g)	9,000	8,619
Coca-Cola Co.
2.60% 06/01/50 (g)	6,000	4,056
2.75% 06/01/60 (g)	3,000	1,968
Comcast Corp.
2.65% 08/15/62 (g)	3,000	1,777
2.80% 01/15/51 (g)	3,000	1,990
2.89% 11/01/51 (g)	12,000	8,055
2.94% 11/01/56 (g)	11,000	7,186
2.99% 11/01/63 (g)	3,000	1,901
	Principal Amount	Fair Value
3.20% 07/15/36 (g)	$2,000	$1,718
3.25% 11/01/39 (g)	12,000	9,804
3.97% 11/01/47 (g)	21,000	17,542
4.15% 10/15/28 (g)	2,000	2,003
5.65% 06/01/54 (g)	30,000	31,995
Conagra Brands, Inc.
5.30% 11/01/38 (g)	3,000	3,011
ConocoPhillips Co.
4.30% 11/15/44 (g)	3,000	2,669
5.55% 03/15/54 (g)	18,000	18,824
5.70% 09/15/63 (g)	21,000	22,471
Consolidated Edison Co. of New York, Inc.
2.90% 12/01/26 (g)	12,000	11,673
3.35% 04/01/30 (g)	2,000	1,926
3.88% 06/15/47 (g)	2,000	1,643
3.95% 04/01/50 (g)	12,000	10,281
Constellation Brands, Inc.
3.15% 08/01/29 (g)	23,000	21,822
3.70% 12/06/26 (g)	18,000	17,817
4.50% 05/09/47 (g)	3,000	2,706
Constellation Energy Generation LLC
6.50% 10/01/53 (g)	15,000	17,353
Continental Resources, Inc.
2.88% 04/01/32 (g)(h)	16,000	13,533
COPT Defense Properties LP
2.00% 01/15/29 (g)	20,000	17,770
2.25% 03/15/26 (g)	8,000	7,725
2.75% 04/15/31 (g)	5,000	4,373
Corebridge Financial, Inc.
3.90% 04/05/32 (g)	79,000	74,077
Corning, Inc.
4.38% 11/15/57 (g)	3,000	2,557
Coterra Energy, Inc.
5.60% 03/15/34 (g)	55,000	56,929
Crown Castle, Inc.
2.90% 03/15/27 (g)	39,000	37,734
3.30% 07/01/30 (g)	28,000	26,190
CSL Finance PLC
4.25% 04/27/32 (g)(h)	22,000	21,635
5.11% 04/03/34 (g)(h)	8,000	8,283
5.42% 04/03/54 (g)(h)	4,000	4,132
CSX Corp.
4.50% 03/15/49 - 08/01/54 (g)	14,000	12,903
CubeSmart LP
2.50% 02/15/32 (g)	21,000	18,182
4.38% 02/15/29 (g)	8,000	7,953
CVS Health Corp.
3.00% 08/15/26 (g)	9,000	8,792
3.63% 04/01/27 (g)	7,000	6,902
3.75% 04/01/30 (g)	6,000	5,751
3.88% 07/20/25 (g)	6,000	5,957
4.25% 04/01/50 (g)	5,000	4,045
4.30% 03/25/28 (g)	7,000	6,979
4.78% 03/25/38 (g)	9,000	8,498
5.00% 12/01/24 (g)	9,000	8,992
5.13% 07/20/45 (g)	2,000	1,864
5.30% 06/01/33 - 12/05/43 (g)	36,000	36,323
5.88% 06/01/53 (g)	7,000	7,119
Dell International LLC/EMC Corp.
6.02% 06/15/26 (g)	2,000	2,049

See Notes to Schedule of Investments.
12	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Deutsche Bank AG (2.31% fixed rate until 11/16/26; 1.22% + SOFR thereafter)
2.31% 11/16/27 (c)(g)	$150,000	$142,617
DH Europe Finance II SARL
2.60% 11/15/29 (g)	5,000	4,657
3.25% 11/15/39 (g)	2,000	1,688
3.40% 11/15/49 (g)	3,000	2,332
Diamondback Energy, Inc.
3.13% 03/24/31 (g)	9,000	8,202
4.40% 03/24/51 (g)	3,000	2,497
5.40% 04/18/34 (g)	45,000	45,932
5.75% 04/18/54 (g)	15,000	15,113
Digital Realty Trust LP
3.60% 07/01/29 (g)	13,000	12,565
Discovery Communications LLC
3.95% 03/20/28 (g)	14,000	13,350
5.00% 09/20/37 (g)	2,000	1,736
Dollar General Corp.
3.50% 04/03/30 (g)	23,000	21,652
4.13% 04/03/50 (g)	2,000	1,555
Dollar Tree, Inc.
4.00% 05/15/25 (g)	55,000	54,655
Dominion Energy, Inc.
3.38% 04/01/30 (g)	12,000	11,375
Dover Corp.
2.95% 11/04/29 (g)	6,000	5,621
Dow Chemical Co.
2.10% 11/15/30 (g)	14,000	12,441
3.60% 11/15/50 (g)	3,000	2,260
4.25% 10/01/34 (g)	2,000	1,938
5.15% 02/15/34 (g)	18,000	18,484
5.55% 11/30/48 (g)	10,000	10,097
6.30% 03/15/33 (g)	17,000	18,767
DTE Energy Co.
2.85% 10/01/26 (g)	17,000	16,548
Duke Energy Carolinas LLC
3.95% 03/15/48 (g)	2,000	1,664
Duke Energy Corp.
2.55% 06/15/31 (g)	19,000	16,794
3.30% 06/15/41 (g)	23,000	18,134
3.50% 06/15/51 (g)	50,000	37,003
3.75% 09/01/46 (g)	38,000	30,141
Duke Energy Progress LLC
4.15% 12/01/44 (g)	12,000	10,543
DuPont de Nemours, Inc.
5.42% 11/15/48 (g)	3,000	3,317
Duquesne Light Holdings, Inc.
3.62% 08/01/27 (g)(h)	10,000	9,766
Eastman Chemical Co.
4.65% 10/15/44 (g)	3,000	2,720
Eaton Corp.
3.10% 09/15/27 (g)	2,000	1,953
Edison International
4.95% 04/15/25 (g)	25,000	24,983
5.75% 06/15/27 (g)	4,000	4,129
EIDP, Inc.
2.30% 07/15/30 (g)	23,000	20,766
Elevance Health, Inc.
3.60% 03/15/51 (g)	6,000	4,615
3.70% 09/15/49 (g)	5,000	3,934
5.13% 02/15/53 (g)	3,000	2,941
5.65% 06/15/54 (g)	11,000	11,613
6.10% 10/15/52 (g)	10,000	11,095
	Principal Amount	Fair Value
Eli Lilly & Co.
5.00% 02/09/54 (g)	$8,000	$8,133
5.10% 02/09/64 (g)	27,000	27,569
Emera U.S. Finance LP
2.64% 06/15/31 (g)	23,000	19,978
Emerson Electric Co.
1.80% 10/15/27 (g)	30,000	28,154
2.75% 10/15/50 (g)	39,000	26,703
Enbridge Energy Partners LP
5.50% 09/15/40 (g)	2,000	2,011
Enbridge, Inc.
1.60% 10/04/26 (g)	52,000	49,355
Enbridge, Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 yr. CMT thereafter)
5.75% 07/15/80 (c)(g)	31,000	30,437
Energy Transfer LP
5.25% 07/01/29 (g)	120,000	123,702
5.30% 04/01/44 - 04/15/47 (g)	8,000	7,588
5.35% 05/15/45 (g)	12,000	11,428
5.75% 02/15/33 (g)	10,000	10,482
5.95% 05/15/54 (g)	8,000	8,188
6.10% 12/01/28 (g)	39,000	41,425
6.40% 12/01/30 (g)	13,000	14,152
6.50% 02/01/42 (g)	3,000	3,275
Energy Transfer LP (6.75% fixed rate until 05/15/25; 5.13% + 5 yr. CMT thereafter)
6.75% 05/15/25 (c)(g)	82,000	81,704
Enterprise Products Operating LLC
4.25% 02/15/48 (g)	20,000	17,272
4.85% 01/31/34 (g)	54,000	54,777
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.30% + 3 mo. Term SOFR thereafter)
5.25% 08/16/77 (c)(g)	3,000	2,964
EOG Resources, Inc.
4.15% 01/15/26 (g)	2,000	2,000
5.10% 01/15/36 (g)	2,000	2,015
Equinix, Inc.
1.25% 07/15/25 (g)	6,000	5,830
2.15% 07/15/30 (g)	11,000	9,720
ERP Operating LP
4.50% 07/01/44 (g)	5,000	4,605
Estee Lauder Cos., Inc.
2.38% 12/01/29 (g)	3,000	2,754
3.13% 12/01/49 (g)	9,000	6,563
Everest Reinsurance Holdings, Inc.
3.13% 10/15/52 (g)	17,000	11,365
Eversource Energy
3.45% 01/15/50 (g)	8,000	5,966
Exelon Corp.
4.05% 04/15/30 (g)	13,000	12,802
4.45% 04/15/46 (g)	5,000	4,454
4.70% 04/15/50 (g)	5,000	4,592
5.60% 03/15/53 (g)	35,000	36,473
Extra Space Storage LP
2.20% 10/15/30 (g)	9,000	7,887
3.90% 04/01/29 (g)	7,000	6,835
5.90% 01/15/31 (g)	37,000	39,262
Exxon Mobil Corp.
2.61% 10/15/30 (g)	44,000	40,549

See Notes to Schedule of Investments.
Elfun Diversified Fund	13

Elfun Diversified Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Principal Amount	Fair Value
3.45% 04/15/51 (g)	$6,000	$4,653
FedEx Corp.
4.10% 02/01/45 (g)	23,000	19,355
Fidelity National Financial, Inc.
3.20% 09/17/51 (g)	14,000	9,369
Fidelity National Information Services, Inc.
3.10% 03/01/41 (g)	2,000	1,544
FirstEnergy Corp.
3.40% 03/01/50 (g)	14,000	10,301
FirstEnergy Transmission LLC
4.55% 04/01/49 (g)(h)	16,000	14,398
Fiserv, Inc.
3.50% 07/01/29 (g)	28,000	27,047
4.40% 07/01/49 (g)	2,000	1,768
Florida Power & Light Co.
2.85% 04/01/25 (g)	26,000	25,761
4.13% 02/01/42 (g)	8,000	7,224
Flowers Foods, Inc.
2.40% 03/15/31 (g)	8,000	6,978
Flowserve Corp.
2.80% 01/15/32 (g)	13,000	11,250
Fox Corp.
6.50% 10/13/33 (g)	22,000	24,066
Freeport-McMoRan, Inc.
4.25% 03/01/30 (g)	20,000	19,585
GA Global Funding Trust
1.63% 01/15/26 (g)(h)	16,000	15,404
General Mills, Inc.
3.00% 02/01/51 (g)	12,000	8,290
General Motors Co.
5.20% 04/01/45 (g)	3,000	2,732
5.40% 04/01/48 (g)	2,000	1,844
6.13% 10/01/25 (g)	44,000	44,423
6.80% 10/01/27 (g)	3,000	3,176
General Motors Financial Co., Inc.
1.25% 01/08/26 (g)	96,000	92,124
2.35% 01/08/31 (g)	6,000	5,128
5.25% 03/01/26 (g)	22,000	22,154
5.85% 04/06/30 (g)	73,000	76,058
6.10% 01/07/34 (g)	58,000	60,334
Genuine Parts Co.
2.75% 02/01/32 (g)	9,000	7,867
Georgia Power Co.
5.25% 03/15/34 (g)	72,000	75,455
Georgia-Pacific LLC
1.75% 09/30/25 (g)(h)	20,000	19,502
3.60% 03/01/25 (g)(h)	57,000	56,656
Gilead Sciences, Inc.
2.60% 10/01/40 (g)	4,000	2,993
2.95% 03/01/27 (g)	3,000	2,925
3.50% 02/01/25 (g)	4,000	3,981
3.65% 03/01/26 (g)	2,000	1,984
4.15% 03/01/47 (g)	3,000	2,629
4.60% 09/01/35 (g)	9,000	9,009
5.25% 10/15/33 (g)	13,000	13,709
GlaxoSmithKline Capital PLC
3.38% 06/01/29 (g)	8,000	7,768
GlaxoSmithKline Capital, Inc.
3.63% 05/15/25 (g)	9,000	8,955
Goldman Sachs Group, Inc.
3.85% 01/26/27 (g)	51,000	50,533
4.25% 10/21/25 (g)	98,000	97,655
5.15% 05/22/45 (g)	2,000	1,998
	Principal Amount	Fair Value
Goldman Sachs Group, Inc. (1.54% fixed rate until 09/10/26; 0.82% + SOFR thereafter)
1.54% 09/10/27 (c)(g)	$19,000	$18,009
Goldman Sachs Group, Inc. (2.38% fixed rate until 07/21/31; 1.25% + SOFR thereafter)
2.38% 07/21/32 (c)(g)	12,000	10,404
Goldman Sachs Group, Inc. (2.91% fixed rate until 07/21/41; 1.47% + SOFR thereafter)
2.91% 07/21/42 (c)(g)	10,000	7,592
Goldman Sachs Group, Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR thereafter)
3.21% 04/22/42 (c)(g)	13,000	10,343
Goldman Sachs Group, Inc. (3.44% fixed rate until 02/24/42; 1.63% + SOFR thereafter)
3.44% 02/24/43 (c)(g)	23,000	18,723
Goldman Sachs Group, Inc. (3.81% fixed rate until 04/23/28; 1.42% + 3 mo. Term SOFR thereafter)
3.81% 04/23/29 (c)(g)	3,000	2,941
Goldman Sachs Group, Inc. (4.02% fixed rate until 10/31/37; 1.64% + 3 mo. Term SOFR thereafter)
4.02% 10/31/38 (c)(g)	2,000	1,814
Goldman Sachs Group, Inc. (4.22% fixed rate until 05/01/28; 1.56% + 3 mo. Term SOFR thereafter)
4.22% 05/01/29 (c)(g)	13,000	12,923
Graphic Packaging International LLC
1.51% 04/15/26 (g)(h)	20,000	18,899
Gray Oak Pipeline LLC
2.60% 10/15/25 (g)(h)	20,000	19,502
Halliburton Co.
3.80% 11/15/25 (g)	2,000	1,986
5.00% 11/15/45 (g)	4,000	3,840
Harley-Davidson Financial Services, Inc.
5.95% 06/11/29 (g)(h)	72,000	73,781
Hartford Financial Services Group, Inc. (7.50% fixed rate until 10/31/24; 2.39% + 3 mo. Term SOFR thereafter)
7.50% 02/12/67 (c)(g)(h)	8,000	7,377
HCA, Inc.
3.13% 03/15/27 (g)	33,000	32,064
3.38% 03/15/29 (g)	19,000	18,147
3.50% 09/01/30 (g)	10,000	9,423
3.63% 03/15/32 (g)	8,000	7,399
4.63% 03/15/52 (g)	19,000	16,486
5.38% 02/01/25 (g)	108,000	108,032
5.60% 04/01/34 (g)	25,000	26,053
6.00% 04/01/54 (g)	11,000	11,629
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20% 06/01/30 (g)(h)	8,000	7,125
3.20% 06/01/50 (g)(h)	3,000	2,072
Healthcare Realty Holdings LP
2.00% 03/15/31 (g)	2,000	1,675

See Notes to Schedule of Investments.
14	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Helmerich & Payne, Inc.
2.90% 09/29/31 (g)	$6,000	$5,142
Hess Corp.
5.60% 02/15/41 (g)	3,000	3,121
5.80% 04/01/47 (g)	2,000	2,110
Hewlett Packard Enterprise Co.
6.35% 10/15/45 (g)	3,000	3,288
Highwoods Realty LP
4.13% 03/15/28 (g)	3,000	2,913
4.20% 04/15/29 (g)	12,000	11,596
7.65% 02/01/34 (g)	3,000	3,446
Home Depot, Inc.
2.70% 04/15/30 (g)	3,000	2,791
3.35% 04/15/50 (g)	5,000	3,837
3.50% 09/15/56 (g)	2,000	1,540
3.90% 12/06/28 - 06/15/47 (g)	6,000	5,556
4.50% 12/06/48 (g)	3,000	2,805
4.95% 06/25/34 - 09/15/52 (g)	47,000	48,754
5.30% 06/25/54 (g)	5,000	5,256
5.40% 06/25/64 (g)	11,000	11,644
Honeywell International, Inc.
1.75% 09/01/31 (g)	10,000	8,581
2.70% 08/15/29 (g)	6,000	5,667
5.25% 03/01/54 (g)	63,000	65,695
Hormel Foods Corp.
1.80% 06/11/30 (g)	21,000	18,483
Howmet Aerospace, Inc.
5.95% 02/01/37 (g)	28,000	30,627
Huntington Bancshares, Inc.
2.55% 02/04/30 (g)	15,000	13,541
Huntington Ingalls Industries, Inc.
2.04% 08/16/28 (g)	31,000	28,468
Hyundai Capital America
5.40% 01/08/31 (g)(h)	87,000	89,908
Imperial Brands Finance PLC
5.50% 02/01/30 (g)(h)	200,000	206,332
Indiana Michigan Power Co.
3.25% 05/01/51 (g)	9,000	6,445
Ingersoll Rand, Inc.
5.70% 08/14/33 (g)	31,000	33,212
Intel Corp.
2.00% 08/12/31 (g)	17,000	14,211
2.45% 11/15/29 (g)	17,000	15,286
2.80% 08/12/41 (g)	17,000	11,819
3.10% 02/15/60 (g)	2,000	1,216
5.63% 02/10/43 (g)	8,000	7,953
5.70% 02/10/53 (g)	8,000	7,858
Intercontinental Exchange, Inc.
1.85% 09/15/32 (g)	2,000	1,658
2.65% 09/15/40 (g)	2,000	1,509
Intuit, Inc.
5.50% 09/15/53 (g)	18,000	19,344
ITC Holdings Corp.
2.95% 05/14/30 (g)(h)	28,000	25,846
J.M. Smucker Co.
6.50% 11/15/43 - 11/15/53 (g)	41,000	46,941
Jacobs Engineering Group, Inc.
5.90% 03/01/33 (g)	58,000	60,836
	Principal Amount	Fair Value
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
5.13% 02/01/28 (g)	$37,000	$37,488
5.75% 04/01/33 (g)	8,000	8,284
6.75% 03/15/34 (g)(h)	31,000	34,338
Jefferies Financial Group, Inc.
5.88% 07/21/28 (g)	36,000	37,575
Johnson & Johnson
3.63% 03/03/37 (g)	3,000	2,785
Johnson Controls International PLC
4.50% 02/15/47 (g)	4,000	3,581
JPMorgan Chase & Co. (1.58% fixed rate until 04/22/26; 0.89% + SOFR thereafter)
1.58% 04/22/27 (c)(g)	48,000	46,005
JPMorgan Chase & Co. (2.96% fixed rate until 01/25/32; 1.26% + SOFR thereafter)
2.96% 01/25/33 (c)(g)	84,000	75,532
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + 3 mo. Term SOFR thereafter)
2.96% 05/13/31 (c)(g)	52,000	47,857
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + SOFR thereafter)
3.16% 04/22/42 (c)(g)	14,000	11,229
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.62% + 3 mo. Term SOFR thereafter)
3.88% 07/24/38 (c)(g)	8,000	7,310
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.48% + 3 mo. Term SOFR thereafter)
3.90% 01/23/49 (c)(g)	39,000	33,292
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.51% + 3 mo. Term SOFR thereafter)
3.96% 01/29/27 (c)(g)	20,000	19,884
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.38% + 3 mo. Term SOFR thereafter)
4.01% 04/23/29 (c)(g)	5,000	4,946
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.72% + 3 mo. Term SOFR thereafter)
4.03% 07/24/48 (c)(g)	3,000	2,619
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + 3 mo. Term SOFR thereafter)
4.49% 03/24/31 (c)(g)	56,000	56,312
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + 3 mo. Term SOFR thereafter)
4.60% 02/01/25 (c)(g)	36,000	35,780
JPMorgan Chase & Co. (5.34% fixed rate until 01/23/34; 1.62% + SOFR thereafter)
5.34% 01/23/35 (c)(g)	20,000	20,911

See Notes to Schedule of Investments.
Elfun Diversified Fund	15

Elfun Diversified Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Kenvue, Inc.
4.90% 03/22/33 (g)	$14,000	$14,488
5.05% 03/22/53 (g)	15,000	15,387
5.20% 03/22/63 (g)	9,000	9,229
Keurig Dr. Pepper, Inc.
3.20% 05/01/30 (g)	5,000	4,719
3.80% 05/01/50 (g)	3,000	2,427
Kinder Morgan Energy Partners LP
4.70% 11/01/42 (g)	3,000	2,671
5.00% 03/01/43 (g)	4,000	3,680
6.38% 03/01/41 (g)	4,000	4,276
Kinder Morgan, Inc.
1.75% 11/15/26 (g)	62,000	58,927
5.05% 02/15/46 (g)	4,000	3,697
5.20% 06/01/33 (g)	10,000	10,126
KLA Corp.
3.30% 03/01/50 (g)	12,000	9,068
Kraft Heinz Foods Co.
5.20% 07/15/45 (g)	19,000	18,735
Kroger Co.
2.20% 05/01/30 (g)	2,000	1,781
4.65% 01/15/48 (g)	3,000	2,714
5.00% 09/15/34 (g)	15,000	15,131
5.50% 09/15/54 (g)	10,000	10,060
L3Harris Technologies, Inc.
3.85% 12/15/26 (g)	12,000	11,920
Las Vegas Sands Corp.
5.90% 06/01/27 (g)	40,000	41,098
6.20% 08/15/34 (g)	23,000	24,071
Leidos, Inc.
3.63% 05/15/25 (g)	3,000	2,974
4.38% 05/15/30 (g)	44,000	43,285
5.75% 03/15/33 (g)	22,000	23,155
Liberty Mutual Group, Inc.
3.95% 05/15/60 (g)(h)	2,000	1,472
Lincoln National Corp.
4.35% 03/01/48 (g)	33,000	27,077
Lockheed Martin Corp.
3.55% 01/15/26 (g)	2,000	1,986
3.80% 03/01/45 (g)	2,000	1,720
4.50% 05/15/36 (g)	2,000	1,997
Lowe's Cos., Inc.
1.30% 04/15/28 (g)	3,000	2,723
1.70% 09/15/28 - 10/15/30 (g)	59,000	52,945
3.00% 10/15/50 (g)	3,000	2,040
3.70% 04/15/46 (g)	3,000	2,383
4.05% 05/03/47 (g)	5,000	4,186
5.63% 04/15/53 (g)	17,000	17,690
LYB International Finance III LLC
3.63% 04/01/51 (g)	12,000	8,930
3.80% 10/01/60 (g)	2,000	1,473
M&T Bank Corp. (5.05% fixed rate until 01/27/33; 1.85% + SOFR thereafter)
5.05% 01/27/34 (c)(g)	126,000	124,901
Marsh & McLennan Cos., Inc.
2.90% 12/15/51 (g)	25,000	16,838
Masco Corp.
3.50% 11/15/27 (g)	3,000	2,931
McCormick & Co., Inc.
1.85% 02/15/31 (g)	3,000	2,564
3.25% 11/15/25 (g)	88,000	86,798
	Principal Amount	Fair Value
McDonald's Corp.
3.60% 07/01/30 (g)	$17,000	$16,501
3.63% 09/01/49 (g)	5,000	3,938
4.88% 12/09/45 (g)	4,000	3,884
Medtronic Global Holdings SCA
4.50% 03/30/33 (g)	57,000	57,323
Medtronic, Inc.
4.63% 03/15/45 (g)	2,000	1,919
Memorial Sloan-Kettering Cancer Center
4.13% 07/01/52 (g)	12,000	10,610
Mercedes-Benz Finance North America LLC
5.38% 11/26/25 (g)(h)	150,000	151,758
Merck & Co., Inc.
1.90% 12/10/28 (g)	30,000	27,661
2.45% 06/24/50 (g)	5,000	3,216
2.75% 12/10/51 (g)	10,000	6,758
2.90% 12/10/61 (g)	4,000	2,575
4.00% 03/07/49 (g)	2,000	1,734
4.50% 05/17/33 (g)	28,000	28,448
5.00% 05/17/53 (g)	4,000	4,030
Meritage Homes Corp.
3.88% 04/15/29 (g)(h)	72,000	68,736
Meta Platforms, Inc.
3.85% 08/15/32 (g)	38,000	36,942
4.45% 08/15/52 (g)	20,000	18,445
MetLife, Inc.
4.72% 12/15/44 (g)	7,000	6,639
Micron Technology, Inc.
3.37% 11/01/41 (g)	13,000	10,088
3.48% 11/01/51 (g)	26,000	19,024
5.30% 01/15/31 (g)	18,000	18,707
Microsoft Corp.
2.40% 08/08/26 (g)	17,000	16,581
2.68% 06/01/60 (g)	6,000	3,958
2.92% 03/17/52 (g)	33,000	24,224
3.45% 08/08/36 (g)	2,000	1,865
3.50% 02/12/35 (g)	2,000	1,910
Mid-America Apartments LP
2.88% 09/15/51 (g)	17,000	11,453
Molson Coors Beverage Co.
4.20% 07/15/46 (g)	3,000	2,594
Morgan Stanley
3.63% 01/20/27 (g)	3,000	2,971
3.70% 10/23/24 (g)	7,000	6,993
3.97% 07/22/38 (c)(g)	7,000	6,356
4.35% 09/08/26 (g)	57,000	57,128
4.38% 01/22/47 (g)	7,000	6,456
Morgan Stanley (1.51% fixed rate until 07/20/26; 0.86% + SOFR thereafter)
1.51% 07/20/27 (c)(g)	188,000	178,779
Morgan Stanley (2.48% fixed rate until 09/16/31; 1.36% + SOFR thereafter)
2.48% 09/16/36 (c)(g)	106,000	88,715
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80% 01/25/52 (c)(g)	41,000	28,298
Morgan Stanley (2.94% fixed rate until 01/21/32; 1.29% + SOFR thereafter)
2.94% 01/21/33 (c)(g)	93,000	83,071

See Notes to Schedule of Investments.
16	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Morgan Stanley (5.47% fixed rate until 01/18/34; 1.73% + SOFR thereafter)
5.47% 01/18/35 (c)(g)	$17,000	$17,775
MPLX LP
2.65% 08/15/30 (g)	8,000	7,200
5.20% 12/01/47 (g)	2,000	1,878
Mylan, Inc.
5.20% 04/15/48 (g)	3,000	2,594
Nasdaq, Inc.
5.95% 08/15/53 (g)	6,000	6,534
6.10% 06/28/63 (g)	9,000	9,913
Netflix, Inc.
4.90% 08/15/34 (g)	20,000	20,682
5.40% 08/15/54 (g)	10,000	10,565
Nevada Power Co.
6.00% 03/15/54 (g)	11,000	12,172
NewMarket Corp.
2.70% 03/18/31 (g)	6,000	5,265
Newmont Corp.
4.88% 03/15/42 (g)	3,000	2,966
NextEra Energy Capital Holdings, Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 mo. Term SOFR thereafter)
5.65% 05/01/79 (c)(g)	4,000	3,995
NGPL PipeCo LLC
3.25% 07/15/31 (g)(h)	23,000	20,417
Niagara Mohawk Power Corp.
5.66% 01/17/54 (g)(h)	16,000	16,604
NIKE, Inc.
3.38% 03/27/50 (g)	3,000	2,361
NNN REIT, Inc.
4.00% 11/15/25 (g)	3,000	2,980
Norfolk Southern Corp.
3.95% 10/01/42 (g)	3,000	2,600
Northern Natural Gas Co.
5.63% 02/01/54 (g)(h)	36,000	37,431
Northern Trust Corp.
6.13% 11/02/32 (g)	22,000	24,287
Northwestern Mutual Life Insurance Co.
3.45% 03/30/51 (g)(h)	24,000	17,925
NOV, Inc.
3.60% 12/01/29 (g)	10,000	9,492
Novant Health, Inc.
3.32% 11/01/61 (g)	10,000	7,044
Novartis Capital Corp.
2.20% 08/14/30 (g)	14,000	12,707
3.00% 11/20/25 (g)	2,000	1,977
Nutrien Ltd.
4.90% 03/27/28 - 06/01/43 (g)	58,000	59,015
5.40% 06/21/34 (g)	72,000	74,534
NVIDIA Corp.
2.85% 04/01/30 (g)	8,000	7,568
3.50% 04/01/50 (g)	3,000	2,462
Occidental Petroleum Corp.
6.13% 01/01/31 (g)	37,000	39,039
Oklahoma Gas & Electric Co.
3.25% 04/01/30 (g)	4,000	3,782
Oncor Electric Delivery Co. LLC
3.80% 09/30/47 (g)	2,000	1,644
ONEOK, Inc.
4.35% 03/15/29 (g)	3,000	2,984
	Principal Amount	Fair Value
5.80% 11/01/30 (g)	$79,000	$84,137
6.10% 11/15/32 (g)	17,000	18,330
6.63% 09/01/53 (g)	22,000	24,418
Oracle Corp.
1.65% 03/25/26 (g)	30,000	28,839
2.30% 03/25/28 (g)	2,000	1,877
2.65% 07/15/26 (g)	3,000	2,918
2.95% 04/01/30 (g)	18,000	16,746
3.60% 04/01/50 (g)	3,000	2,283
3.95% 03/25/51 (g)	2,000	1,610
4.00% 07/15/46 - 11/15/47 (g)	5,000	4,125
4.10% 03/25/61 (g)	11,000	8,645
5.55% 02/06/53 (g)	7,000	7,161
6.15% 11/09/29 (g)	20,000	21,634
6.90% 11/09/52 (g)	7,000	8,426
Otis Worldwide Corp.
2.06% 04/05/25 (g)	46,000	45,362
2.57% 02/15/30 (g)	18,000	16,478
3.36% 02/15/50 (g)	39,000	29,503
Owens Corning
3.88% 06/01/30 (g)	42,000	40,607
4.40% 01/30/48 (g)	2,000	1,701
5.70% 06/15/34 (g)	30,000	31,850
5.95% 06/15/54 (g)	10,000	10,614
Pacific Gas & Electric Co.
2.10% 08/01/27 (g)	6,000	5,626
2.50% 02/01/31 (g)	18,000	15,776
3.00% 06/15/28 (g)	14,000	13,324
3.30% 08/01/40 (g)	18,000	13,996
3.50% 08/01/50 (g)	5,000	3,621
4.30% 03/15/45 (g)	14,000	11,735
PacifiCorp
2.70% 09/15/30 (g)	9,000	8,172
2.90% 06/15/52 (g)	68,000	44,004
5.80% 01/15/55 (g)	16,000	16,794
6.25% 10/15/37 (g)	8,000	8,856
Packaging Corp. of America
3.05% 10/01/51 (g)	17,000	11,902
Paramount Global
2.90% 01/15/27 (g)	2,000	1,914
3.70% 06/01/28 (g)	2,000	1,897
5.25% 04/01/44 (g)	3,000	2,400
Parker-Hannifin Corp.
3.25% 06/14/29 (g)	2,000	1,921
4.50% 09/15/29 (g)	39,000	39,456
Patterson-UTI Energy, Inc.
7.15% 10/01/33 (g)	17,000	18,307
PayPal Holdings, Inc.
2.65% 10/01/26 (g)	8,000	7,795
3.25% 06/01/50 (g)	3,000	2,222
PepsiCo, Inc.
1.63% 05/01/30 (g)	2,000	1,759
2.63% 07/29/29 (g)	8,000	7,554
2.75% 10/21/51 (g)	26,000	17,837
Pfizer Investment Enterprises Pte. Ltd.
4.45% 05/19/28 (g)	62,000	62,918
4.75% 05/19/33 (g)	155,000	158,222
5.30% 05/19/53 (g)	4,000	4,137
5.34% 05/19/63 (g)	12,000	12,313
Pfizer, Inc.
2.70% 05/28/50 (g)	27,000	18,700
3.90% 03/15/39 (g)	3,000	2,736
4.13% 12/15/46 (g)	3,000	2,657

See Notes to Schedule of Investments.
Elfun Diversified Fund	17

Elfun Diversified Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Principal Amount	Fair Value
4.40% 05/15/44 (g)	$2,000	$1,902
Philip Morris International, Inc.
1.50% 05/01/25 (g)	62,000	60,873
2.10% 05/01/30 (g)	2,000	1,785
3.38% 08/15/29 (g)	3,000	2,888
4.13% 03/04/43 (g)	2,000	1,749
5.13% 02/15/30 (g)	90,000	93,337
5.25% 02/13/34 (g)	22,000	22,847
5.63% 11/17/29 (g)	20,000	21,225
Phillips 66 Co.
2.15% 12/15/30 (g)	48,000	42,097
3.15% 12/15/29 (g)	30,000	28,399
3.30% 03/15/52 (g)	17,000	11,790
3.75% 03/01/28 (g)	3,000	2,954
4.68% 02/15/45 (g)	5,000	4,513
Pilgrim's Pride Corp.
6.25% 07/01/33 (g)	6,000	6,366
Pioneer Natural Resources Co.
1.13% 01/15/26 (g)	42,000	40,388
2.15% 01/15/31 (g)	10,000	8,787
Plains All American Pipeline LP/PAA Finance Corp.
3.55% 12/15/29 (g)	9,000	8,559
PPL Capital Funding, Inc.
3.10% 05/15/26 (g)	9,000	8,812
Precision Castparts Corp.
4.38% 06/15/45 (g)	3,000	2,766
Progressive Corp.
3.00% 03/15/32 (g)	23,000	21,091
3.70% 03/15/52 (g)	7,000	5,634
Prologis LP
3.05% 03/01/50 (g)	3,000	2,093
3.25% 06/30/26 (g)	2,000	1,973
5.00% 03/15/34 (g)	8,000	8,203
5.25% 03/15/54 (g)	8,000	8,126
Prospect Capital Corp.
3.36% 11/15/26 (g)	22,000	20,492
Prudential Financial, Inc.
3.94% 12/07/49 (g)	11,000	9,089
Prudential Financial, Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 mo. Term SOFR thereafter)
5.70% 09/15/48 (c)(g)	6,000	6,073
Public Service Co. of Colorado
3.70% 06/15/28 (g)	9,000	8,864
Public Storage Operating Co.
5.35% 08/01/53 (g)	11,000	11,367
PVH Corp.
4.63% 07/10/25 (g)	25,000	24,869
QUALCOMM, Inc.
4.30% 05/20/47 (g)	3,000	2,718
4.50% 05/20/52 (g)	22,000	20,249
Quanta Services, Inc.
2.35% 01/15/32 (g)	16,000	13,716
3.05% 10/01/41 (g)	20,000	15,175
Quest Diagnostics, Inc.
2.95% 06/30/30 (g)	2,000	1,853
Regeneron Pharmaceuticals, Inc.
1.75% 09/15/30 (g)	17,000	14,682
Regions Financial Corp.
1.80% 08/12/28 (g)	48,000	43,336
	Principal Amount	Fair Value
Regions Financial Corp. (5.72% fixed rate until 06/06/29; 1.49% + SOFR thereafter)
5.72% 06/06/30 (c)(g)	$130,000	$134,680
RenaissanceRe Holdings Ltd.
5.75% 06/05/33 (g)	23,000	24,131
Republic Services, Inc.
2.38% 03/15/33 (g)	31,000	26,336
5.00% 04/01/34 (g)	19,000	19,558
Rio Tinto Finance USA Ltd.
2.75% 11/02/51 (g)	4,000	2,701
Rockwell Automation, Inc.
2.80% 08/15/61 (g)	8,000	4,998
4.20% 03/01/49 (g)	3,000	2,666
Rogers Communications, Inc.
5.00% 03/15/44 (g)	3,000	2,848
Roper Technologies, Inc.
2.95% 09/15/29 (g)	4,000	3,756
Ross Stores, Inc.
4.70% 04/15/27 (g)	2,000	2,021
Royalty Pharma PLC
1.20% 09/02/25 (g)	10,000	9,687
1.75% 09/02/27 (g)	3,000	2,795
2.20% 09/02/30 (g)	2,000	1,751
3.30% 09/02/40 (g)	2,000	1,550
RPM International, Inc.
3.75% 03/15/27 (g)	2,000	1,971
RTX Corp.
1.90% 09/01/31 (g)	60,000	51,010
2.82% 09/01/51 (g)	50,000	33,446
3.13% 05/04/27 (g)	30,000	29,271
3.50% 03/15/27 (g)	3,000	2,955
3.95% 08/16/25 (g)	2,000	1,989
4.15% 05/15/45 (g)	3,000	2,618
4.45% 11/16/38 (g)	4,000	3,811
6.10% 03/15/34 (g)	24,000	26,485
6.40% 03/15/54 (g)	19,000	22,421
Ryder System, Inc.
2.90% 12/01/26 (g)	31,000	30,083
Salesforce, Inc.
1.95% 07/15/31 (g)	21,000	18,227
2.70% 07/15/41 (g)	17,000	12,858
Sands China Ltd.
5.13% 08/08/25 (g)	200,000	199,444
Schlumberger Holdings Corp.
3.90% 05/17/28 (g)(h)	9,000	8,900
Schlumberger Investment SA
5.00% 06/01/34 (g)	72,000	73,945
Sealed Air Corp.
1.57% 10/15/26 (g)(h)	73,000	68,562
Selective Insurance Group, Inc.
5.38% 03/01/49 (g)	2,000	1,981
Sempra (4.13% fixed rate until 01/01/27; 2.87% + 5 yr. CMT thereafter)
4.13% 04/01/52 (c)(g)	33,000	31,448
Shell International Finance BV
2.38% 11/07/29 (g)	32,000	29,585
3.13% 11/07/49 (g)	13,000	9,371
3.25% 04/06/50 (g)	8,000	5,908
3.75% 09/12/46 (g)	5,000	4,093
Simon Property Group LP
3.38% 06/15/27 (g)	3,000	2,952

See Notes to Schedule of Investments.
18	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Smith & Nephew PLC
5.40% 03/20/34 (g)	$15,000	$15,596
Sonoco Products Co.
4.60% 09/01/29 (g)	45,000	44,789
5.00% 09/01/34 (g)	40,000	39,456
South Bow USA Infrastructure Holdings LLC
5.58% 10/01/34 (g)(h)	76,000	76,783
Southern California Edison Co.
4.00% 04/01/47 (g)	21,000	17,570
4.20% 03/01/29 (g)	16,000	15,939
5.65% 10/01/28 (g)	111,000	116,718
Southern Co.
3.25% 07/01/26 (g)	3,000	2,950
3.70% 04/30/30 (g)	34,000	32,868
Southwest Airlines Co.
2.63% 02/10/30 (g)	17,000	15,392
Southwestern Electric Power Co.
2.75% 10/01/26 (g)	3,000	2,907
Spectra Energy Partners LP
3.38% 10/15/26 (g)	3,000	2,947
4.50% 03/15/45 (g)	2,000	1,741
Starbucks Corp.
4.00% 11/15/28 (g)	2,000	1,992
Stryker Corp.
1.95% 06/15/30 (g)	21,000	18,508
Sumitomo Mitsui Financial Group, Inc.
6.18% 07/13/43 (g)	38,000	43,417
Suncor Energy, Inc.
4.00% 11/15/47 (g)	3,000	2,386
Sysco Corp.
5.95% 04/01/30 (g)	2,000	2,148
6.60% 04/01/50 (g)	3,000	3,517
Take-Two Interactive Software, Inc.
3.70% 04/14/27 (g)	50,000	49,345
4.00% 04/14/32 (g)	7,000	6,708
Tampa Electric Co.
2.40% 03/15/31 (g)	23,000	20,194
3.45% 03/15/51 (g)	14,000	10,508
4.35% 05/15/44 (g)	13,000	11,592
Tapestry, Inc.
3.05% 03/15/32 (g)	20,000	17,102
4.13% 07/15/27 (g)	3,000	2,951
7.35% 11/27/28 (g)	91,000	95,627
Targa Resources Corp.
6.50% 03/30/34 (g)	58,000	64,156
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00% 01/15/28 (g)	55,000	55,035
Target Corp.
1.95% 01/15/27 (g)	4,000	3,842
Texas Instruments, Inc.
3.88% 03/15/39 (g)	3,000	2,782
Thermo Fisher Scientific, Inc.
2.80% 10/15/41 (g)	11,000	8,388
Time Warner Cable LLC
6.55% 05/01/37 (g)	2,000	1,981
T-Mobile USA, Inc.
3.50% 04/15/31 (g)	81,000	76,304
3.75% 04/15/27 (g)	32,000	31,612
4.50% 04/15/50 (g)	10,000	8,885
4.80% 07/15/28 (g)	69,000	70,294
	Principal Amount	Fair Value
5.50% 01/15/55 (g)	$10,000	$10,350
Toronto-Dominion Bank
3.20% 03/10/32 (g)	48,000	43,945
4.46% 06/08/32 (g)	22,000	21,855
Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + 5 yr. USD Swap thereafter)
3.63% 09/15/31 (c)(g)	23,000	22,574
TotalEnergies Capital International SA
2.83% 01/10/30 (g)	91,000	85,538
Tractor Supply Co.
5.25% 05/15/33 (g)	16,000	16,655
Trane Technologies Financing Ltd.
3.55% 11/01/24 (g)	7,000	6,989
3.80% 03/21/29 (g)	7,000	6,892
TransCanada PipeLines Ltd.
4.25% 05/15/28 (g)	18,000	17,945
4.88% 01/15/26 (g)	4,000	4,017
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3 mo. Term SOFR thereafter)
5.63% 05/20/75 (c)(g)	27,000	26,718
Transcontinental Gas Pipe Line Co. LLC
4.00% 03/15/28 (g)	3,000	2,959
Travelers Cos., Inc.
2.55% 04/27/50 (g)	29,000	18,855
Truist Financial Corp. (6.67% fixed rate until 03/01/25; 3.00% + 5 yr. CMT thereafter)
6.67% 03/01/25 (c)(g)	43,000	42,838
TWDC Enterprises 18 Corp.
4.13% 06/01/44 (g)	2,000	1,767
Tyco Electronics Group SA
3.13% 08/15/27 (g)	3,000	2,927
Tyson Foods, Inc.
5.40% 03/15/29 (g)	16,000	16,613
5.70% 03/15/34 (g)	20,000	21,063
U.S. Bancorp (4.97% fixed rate until 07/22/32; 2.11% + SOFR thereafter)
4.97% 07/22/33 (c)(g)	41,000	40,920
U.S. Bancorp (5.68% fixed rate until 01/23/34; 1.86% + SOFR thereafter)
5.68% 01/23/35 (c)(g)	85,000	90,100
UDR, Inc.
2.10% 08/01/32 (g)	8,000	6,595
3.00% 08/15/31 (g)	3,000	2,733
Union Pacific Corp.
3.55% 05/20/61 (g)	12,000	8,878
3.60% 09/15/37 (g)	3,000	2,692
3.80% 04/06/71 (g)	7,000	5,378
4.10% 09/15/67 (g)	5,000	4,095
United Parcel Service, Inc.
5.50% 05/22/54 (g)	14,000	14,954
UnitedHealth Group, Inc.
2.00% 05/15/30 (g)	12,000	10,698
4.20% 05/15/32 (g)	34,000	33,727
4.45% 12/15/48 (g)	7,000	6,355
4.75% 07/15/45 - 05/15/52 (g)	54,000	51,515
5.05% 04/15/53 (g)	12,000	11,912
5.20% 04/15/63 (g)	21,000	20,994

See Notes to Schedule of Investments.
Elfun Diversified Fund	19

Elfun Diversified Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Principal Amount	Fair Value
6.05% 02/15/63 (g)	$2,000	$2,259
Utah Acquisition Sub, Inc.
3.95% 06/15/26 (g)	54,000	53,459
Vale Overseas Ltd.
6.13% 06/12/33 (g)	38,000	40,227
6.40% 06/28/54 (g)	20,000	21,026
Ventas Realty LP
3.25% 10/15/26 (g)	10,000	9,772
5.63% 07/01/34 (g)	65,000	68,362
Verisk Analytics, Inc.
5.25% 06/05/34 (g)	40,000	41,301
Verizon Communications, Inc.
2.36% 03/15/32 (g)	91,000	78,385
2.55% 03/21/31 (g)	16,000	14,292
3.00% 03/22/27 (g)	33,000	32,170
3.40% 03/22/41 (g)	11,000	8,990
3.55% 03/22/51 (g)	6,000	4,650
3.70% 03/22/61 (g)	17,000	12,861
4.40% 11/01/34 (g)	51,000	49,801
4.86% 08/21/46 (g)	12,000	11,663
Viatris, Inc.
4.00% 06/22/50 (g)	8,000	5,740
Virginia Electric & Power Co.
4.00% 11/15/46 (g)	9,000	7,556
Visa, Inc.
2.70% 04/15/40 (g)	4,000	3,145
Vistra Operations Co. LLC
6.00% 04/15/34 (g)(h)	18,000	19,217
Vontier Corp.
2.40% 04/01/28 (g)	24,000	22,075
2.95% 04/01/31 (g)	23,000	20,034
Vornado Realty LP
2.15% 06/01/26 (g)	34,000	32,369
3.50% 01/15/25 (g)	4,000	3,970
Vulcan Materials Co.
3.90% 04/01/27 (g)	2,000	1,994
Walmart, Inc.
1.80% 09/22/31 (g)	9,000	7,822
2.50% 09/22/41 (g)	9,000	6,738
2.65% 09/22/51 (g)	2,000	1,374
Walt Disney Co.
2.65% 01/13/31 (g)	19,000	17,342
3.38% 11/15/26 (g)	2,000	1,974
3.60% 01/13/51 (g)	3,000	2,397
4.75% 11/15/46 (g)	2,000	1,915
6.65% 11/15/37 (g)	8,000	9,451
Warnermedia Holdings, Inc.
4.28% 03/15/32 (g)	81,000	71,939
5.05% 03/15/42 (g)	15,000	12,252
5.14% 03/15/52 (g)	4,000	3,084
5.39% 03/15/62 (g)	4,000	3,062
Waste Connections, Inc.
2.20% 01/15/32 (g)	49,000	42,086
2.95% 01/15/52 (g)	23,000	15,777
WEC Energy Group, Inc.
3.55% 06/15/25 (g)	6,000	5,943
Wells Fargo & Co.
4.15% 01/24/29 (g)	19,000	18,930
4.75% 12/07/46 (g)	17,000	15,579
5.88% 06/15/25 (c)(g)	48,000	48,072
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39% 06/02/28 (c)(g)	153,000	145,472
	Principal Amount	Fair Value
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07% 04/30/41 (c)(g)	$23,000	$18,143
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.43% + 3 mo. Term SOFR thereafter)
3.20% 06/17/27 (c)(g)	191,000	187,390
Wells Fargo & Co. (5.50% fixed rate until 01/23/34; 1.78% + SOFR thereafter)
5.50% 01/23/35 (c)(g)	26,000	27,260
Wells Fargo & Co. (6.49% fixed rate until 10/23/33; 2.06% + SOFR thereafter)
6.49% 10/23/34 (c)(g)	31,000	34,654
Westlake Corp.
2.88% 08/15/41 (g)	3,000	2,179
3.13% 08/15/51 (g)	3,000	2,029
3.38% 08/15/61 (g)	2,000	1,316
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 yr. CMT thereafter)
2.89% 02/04/30 (c)(g)	15,000	14,874
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 yr. CMT thereafter)
4.11% 07/24/34 (c)(g)	7,000	6,766
Williams Cos., Inc.
3.75% 06/15/27 (g)	2,000	1,971
4.85% 03/01/48 (g)	3,000	2,731
4.90% 01/15/45 (g)	8,000	7,405
5.30% 08/15/52 (g)	7,000	6,791
5.40% 03/04/44 (g)	3,000	2,962
Willis North America, Inc.
3.88% 09/15/49 (g)	6,000	4,707
Workday, Inc.
3.50% 04/01/27 (g)	19,000	18,702
3.70% 04/01/29 (g)	37,000	36,144
Zoetis, Inc.
3.00% 09/12/27 (g)	3,000	2,909
3.90% 08/20/28 (g)	3,000	2,979
5.60% 11/16/32 (g)	41,000	43,905
Total Corporate Notes (Cost $18,035,283)		17,737,072
Non-Agency Collateralized Mortgage Obligations - 1.6%
Bank
3.18% 09/15/60	617,000	594,365
4.41% 11/15/61 (c)	320,000	318,565
BPR Trust 1 mo. Term SOFR + 1.90%
6.99% 04/15/37 (c)(h)	117,967	118,373
Cantor Commercial Real Estate Lending
3.01% 01/15/53	139,000	128,519
CD Mortgage Trust
2.91% 08/15/57	246,000	224,984
Citigroup Commercial Mortgage Trust
3.72% 12/10/49 (c)	119,583	115,760
3.78% 09/10/58	100,000	98,558
4.03% 12/10/49 (c)	78,331	72,051
COMM Mortgage Trust
3.92% 10/15/45 (h)	96,158	86,416

See Notes to Schedule of Investments.
20	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
September 30, 2024 (Unaudited)

	Principal Amount	Fair Value
GS Mortgage Securities Trust
2.75% 09/10/52	$419,000	$387,606
3.05% 11/10/52	493,000	458,990
3.67% 03/10/50	240,062	232,123
4.14% 03/10/51 (c)	73,000	67,868
4.56% 11/10/48 (c)	117,000	90,168
JPMBB Commercial Mortgage Securities Trust
4.80% 11/15/48 (c)	71,000	30,256
MASTR Alternative Loan Trust
5.00% 08/25/18 (d)	133	11
Morgan Stanley Bank of America Merrill Lynch Trust
0.96% 03/15/48 (c)(d)	634,546	724
Wells Fargo Commercial Mortgage Trust
1.27% 02/15/48 (c)(d)	519,180	739
4.32% 08/15/50	33,298	30,635
Total Non-Agency Collateralized Mortgage Obligations (Cost $3,512,436)		3,056,711
Municipal Bonds and Notes - 0.0% *
State of California, CA
4.60% 04/01/38	50,000	49,105
Total Municipal Bonds and Notes (Cost $51,097)		49,105
Total Bonds and Notes (Cost $54,449,203)		53,295,435

	Number of Shares
Exchange Traded & Mutual Funds - 23.2%
State Street Global All Cap Equity ex-U.S. Index Portfolio (g) (Cost $33,522,245)	335,521	43,027,249
Total Investments in Securities (Cost $130,774,742)		173,809,053
Short-Term Investments - 10.5%
Dreyfus Treasury & Agency Cash Management Institutional Shares 4.80%	4,294,109	4,294,109
State Street Institutional Treasury Money Market Fund - Premier Class 4.96% (i)(j)	5,200,171	5,200,171
State Street Institutional Treasury Plus Fund - Premier Class 4.95% (i)(j)	4,294,111	4,294,111
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.98% (i)(j)	5,645,756	5,645,756
Total Short-Term Investments (Cost $19,434,147)		19,434,147
Total Investments (Cost $150,208,889)		193,243,200
Liabilities in Excess of Other Assets, net - (4.2)%		(7,866,059)
NET ASSETS - 100.0%		$185,377,141
See Notes to Schedule of Investments.
Elfun Diversified Fund	21

Elfun Diversified Fund
Schedule of Investments
September 30, 2024 (Unaudited)

Other Information:

Centrally Cleared Credit Default Swaps:

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Buy Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$2,750	1.00%/ Quarterly	06/20/29	$(61,908)	$(54,873)	$(7,035)

The Fund had the following long futures contracts open at September 30, 2024:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra Long-Term U.S. Treasury Bond Futures	December 2024	1	$133,510	$133,094	$(416)
U.S. Long Bond Futures	December 2024	5	621,112	620,938	(174)
S&P 500 E-mini Index Futures	December 2024	2	565,603	581,425	15,822
5 Yr. U.S. Treasury Notes Futures	December 2024	134	14,707,850	14,724,297	16,447
10 Yr. U.S. Treasury Ultra Futures	December 2024	21	2,481,369	2,484,234	2,865
					$34,544

The Fund had the following short futures contracts open at September 30, 2024:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Yr. U.S. Treasury Notes Futures	December 2024	6	$(1,247,261)	$(1,249,453)	$(2,192)
10 Yr. U.S. Treasury Notes Futures	December 2024	15	(1,714,114)	(1,714,219)	(105)
					$(2,297)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's sub-administrator, custodian and accounting agent.
(c)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(e)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
See Notes to Schedule of Investments.
22	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
September 30, 2024 (Unaudited)

(g)	At September 30, 2024, all or a portion of this security was pledged to cover collateral requirements for futures contracts, swaps and/or TBAs.
(h)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, these securities amounted to $1,906,629 or 1.03% of the net assets of the Elfun Diversified Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Trustees.
(i)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(j)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2024.
*	Less than 0.05%.

Abbreviations:
CMT - Constant Maturity Treasury
REIT - Real Estate Investment Trust
REMICS - Real Estate Mortgage Investment Conduits
RFUCCT - Refinitiv USD IBOR Consumer Cash Fallbacks Term
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced
The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2024:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Domestic Equity	$76,963,243	$—	$—	$76,963,243
Foreign Equity	523,126	—	—	523,126
U.S. Treasuries	—	20,104,723	—	20,104,723
Agency Mortgage Backed	—	12,012,102	—	12,012,102
Agency Collateralized Mortgage Obligations	—	335,722	—	335,722
Corporate Notes	—	17,737,072	—	17,737,072
Non-Agency Collateralized Mortgage Obligations	—	3,056,711	—	3,056,711
Municipal Bonds and Notes	—	49,105	—	49,105
Exchange Traded & Mutual Funds	43,027,249	—	—	43,027,249
Short-Term Investments	19,434,147	—	—	19,434,147
Total Investments in Securities	$139,947,765	$53,295,435	$—	$193,243,200
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Depreciation	—	(7,035)	—	(7,035)
Long Futures Contracts - Unrealized Appreciation	35,134	—	—	35,134
Long Futures Contracts - Unrealized Depreciation	(590)	—	—	(590)
Short Futures Contracts - Unrealized Depreciation	(2,297)	—	—	(2,297)
Total Other Financial Instruments	$32,247	$(7,035)	$—	$25,212
The Fund was invested in the following countries/territories at September 30, 2024 :
Country/Territory	Percentage (based on Fair Value)
United States	98.52%
United Kingdom	0.30%
Canada	0.27%
Ireland	0.22%
Germany	0.15%
Australia	0.14%
Macau	0.10%
Luxembourg	0.08%
Belgium	0.05%
China	0.05%
France	0.05%
Brazil	0.03%
Japan	0.02%
Bermuda	0.01%
See Notes to Schedule of Investments.
Elfun Diversified Fund	23

Elfun Diversified Fund
Schedule of Investments
September 30, 2024 (Unaudited)

Country/Territory	Percentage (based on Fair Value)
Switzerland	0.01%
100.00%
The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at September 30, 2024 (unaudited):
Industry	Domestic	Foreign	Total
Exchange Traded Funds	22.26%	0.00%	22.26%
Semiconductors	4.06%	0.05%	4.11%
Systems Software	3.20%	0.00%	3.20%
Technology Hardware, Storage & Peripherals	3.07%	0.00%	3.07%
Interactive Media & Services	2.50%	0.00%	2.50%
Broadline Retail	1.46%	0.00%	1.46%
Pharmaceuticals	1.45%	0.00%	1.45%
Diversified Banks	1.13%	0.00%	1.13%
Transaction & Payment Processing Services	0.95%	0.00%	0.95%
Application Software	0.94%	0.00%	0.94%
Healthcare Equipment	0.91%	0.00%	0.91%
Aerospace & Defense	0.78%	0.00%	0.78%
Biotechnology	0.76%	0.00%	0.76%
Consumer Staples Merchandise Retail	0.70%	0.00%	0.70%
Multi-Sector Holdings	0.69%	0.00%	0.69%
Automobile Manufacturers	0.67%	0.00%	0.67%
Electric Utilities	0.67%	0.00%	0.67%
Integrated Oil & Gas	0.66%	0.00%	0.66%
Managed Healthcare	0.63%	0.00%	0.63%
Life Sciences Tools & Services	0.51%	0.00%	0.51%
Soft Drinks & Non-alcoholic Beverages	0.49%	0.00%	0.49%
Household Products	0.48%	0.00%	0.48%
Home Improvement Retail	0.46%	0.00%	0.46%
Financial Exchanges & Data	0.44%	0.00%	0.44%
IT Consulting & Other Services	0.24%	0.18%	0.42%
Movies & Entertainment	0.42%	0.00%	0.42%
Asset Management & Custody Banks	0.42%	0.00%	0.42%
Property & Casualty Insurance	0.42%	0.00%	0.42%
Restaurants	0.40%	0.00%	0.40%
Communications Equipment	0.34%	0.00%	0.34%
Semiconductor Materials & Equipment	0.34%	0.00%	0.34%
Investment Banking & Brokerage	0.33%	0.00%	0.33%
Industrial Machinery & Supplies & Components	0.33%	0.00%	0.33%
See Notes to Schedule of Investments.
24	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
September 30, 2024 (Unaudited)

Industry	Domestic	Foreign	Total
Hotels, Resorts & Cruise Lines	0.32%	0.00%	0.32%
Oil & Gas Exploration & Production	0.29%	0.00%	0.29%
Integrated Telecommunication Services	0.29%	0.00%	0.29%
Multi-Utilities	0.26%	0.00%	0.26%
Packaged Foods & Meats	0.26%	0.00%	0.26%
Construction Machinery & Heavy Transportation Equipment	0.26%	0.00%	0.26%
Insurance Brokers	0.25%	0.00%	0.25%
Electrical Components & Equipment	0.25%	0.00%	0.25%
Industrial Gases	0.24%	0.00%	0.24%
Specialty Chemicals	0.24%	0.00%	0.24%
Tobacco	0.23%	0.00%	0.23%
Rail Transportation	0.22%	0.00%	0.22%
Building Products	0.22%	0.00%	0.22%
Consumer Finance	0.22%	0.00%	0.22%
Healthcare Services	0.18%	0.00%	0.18%
Industrial Conglomerates	0.17%	0.00%	0.17%
Air Freight & Logistics	0.16%	0.00%	0.16%
Cable & Satellite	0.16%	0.00%	0.16%
Telecom Tower REITs	0.15%	0.00%	0.15%
Apparel Retail	0.15%	0.00%	0.15%
Oil & Gas Storage & Transportation	0.15%	0.00%	0.15%
Human Resource & Employment Services	0.14%	0.00%	0.14%
Life & Health Insurance	0.14%	0.00%	0.14%
Home Building	0.13%	0.00%	0.13%
Environmental & Facilities Services	0.13%	0.00%	0.13%
Passenger Ground Transportation	0.13%	0.00%	0.13%
Oil & Gas Refining & Marketing	0.12%	0.00%	0.12%
Regional Banks	0.12%	0.00%	0.12%
Retail REITs	0.12%	0.00%	0.12%
Trading Companies & Distributors	0.12%	0.00%	0.12%
Healthcare Distributors	0.11%	0.00%	0.11%
Health Care REITs	0.11%	0.00%	0.11%
Data Center REITs	0.11%	0.00%	0.11%
Automotive Retail	0.11%	0.00%	0.11%
Footwear	0.11%	0.00%	0.11%
Multi-Family Residential REITs	0.10%	0.00%	0.10%
Oil & Gas Equipment & Services	0.10%	0.00%	0.10%
Research & Consulting Services	0.10%	0.00%	0.10%
Diversified Support Services	0.10%	0.00%	0.10%
Industrial REITs	0.10%	0.00%	0.10%
Electronic Components	0.09%	0.00%	0.09%
Agricultural & Farm Machinery	0.09%	0.00%	0.09%
See Notes to Schedule of Investments.
Elfun Diversified Fund	25

Elfun Diversified Fund
Schedule of Investments
September 30, 2024 (Unaudited)

Industry	Domestic	Foreign	Total
Wireless Telecommunication Services	0.08%	0.00%	0.08%
Paper & Plastic Packaging Products & Materials	0.08%	0.00%	0.08%
Self Storage REITs	0.08%	0.00%	0.08%
Healthcare Facilities	0.07%	0.00%	0.07%
Electronic Equipment & Instruments	0.07%	0.00%	0.07%
Fertilizers & Agricultural Chemicals	0.06%	0.00%	0.06%
Copper	0.06%	0.00%	0.06%
Passenger Airlines	0.06%	0.00%	0.06%
Other Specialized REITs	0.06%	0.00%	0.06%
Heavy Electrical Equipment	0.06%	0.00%	0.06%
Real Estate Services	0.06%	0.00%	0.06%
Personal Care Products	0.06%	0.00%	0.06%
Construction Materials	0.05%	0.00%	0.05%
Commodity Chemicals	0.05%	0.00%	0.05%
Electronic Manufacturing Services	0.01%	0.04%	0.05%
Gold	0.05%	0.00%	0.05%
Interactive Home Entertainment	0.05%	0.00%	0.05%
Steel	0.05%	0.00%	0.05%
Independent Power Producers & Energy Traders	0.05%	0.00%	0.05%
Internet Services & Infrastructure	0.04%	0.00%	0.04%
Cargo Ground Transportation	0.04%	0.00%	0.04%
Distillers & Vintners	0.04%	0.00%	0.04%
Apparel, Accessories & Luxury Goods	0.04%	0.00%	0.04%
Healthcare Supplies	0.04%	0.00%	0.04%
Other Specialty Retail	0.04%	0.00%	0.04%
Multi-Line Insurance	0.04%	0.00%	0.04%
Distributors	0.04%	0.00%	0.04%
Casinos & Gaming	0.04%	0.00%	0.04%
Construction & Engineering	0.04%	0.00%	0.04%
Agricultural Products & Services	0.03%	0.00%	0.03%
Food Distributors	0.03%	0.00%	0.03%
Food Retail	0.03%	0.00%	0.03%
Advertising	0.03%	0.00%	0.03%
Technology Distributors	0.02%	0.00%	0.02%
Water Utilities	0.02%	0.00%	0.02%
Automotive Parts & Equipment	0.02%	0.00%	0.02%
Consumer Electronics	0.02%	0.00%	0.02%
Timber REITs	0.02%	0.00%	0.02%
Data Processing & Outsourced Services	0.02%	0.00%	0.02%
Gas Utilities	0.02%	0.00%	0.02%
Metal, Glass & Plastic Containers	0.02%	0.00%	0.02%
Computer & Electronics Retail	0.02%	0.00%	0.02%
See Notes to Schedule of Investments.
26	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
September 30, 2024 (Unaudited)

Industry	Domestic	Foreign	Total
Single-Family Residential REITs	0.02%	0.00%	0.02%
Broadcasting	0.02%	0.00%	0.02%
Reinsurance	0.01%	0.00%	0.01%
Publishing	0.01%	0.00%	0.01%
Hotel & Resort REITs	0.01%	0.00%	0.01%
Office REITs	0.01%	0.00%	0.01%
Brewers	0.01%	0.00%	0.01%
Leisure Products	0.01%	0.00%	0.01%
Home Furnishings	0.01%	0.00%	0.01%
Drug Retail	0.01%	0.00%	0.01%
			62.36%

Sector	Percentage (based on Fair Value)
U.S. Treasuries	10.40%
Corporate Notes	9.18%
Agency Mortgage Backed	6.22%
Non-Agency Collateralized Mortgage Obligations	1.58%
Agency Collateralized Mortgage Obligations	0.17%
Municipal Bonds and Notes	0.03%
27.58%

Short-Term Investments	Percentage (based on Fair Value)
Short-Term Investments	10.06%
10.06%
100.00%

Affiliate Table

	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Corp.	591	$45,779	$2,910	$10,558	$(802)	$6,110	491	$43,439	$730
State Street Global All Cap Equity ex-U.S. Index Portfolio	360,372	40,606,701	6,540,000	9,419,999	1,364,505	3,936,042	335,521	43,027,249	—
State Street Institutional Treasury Money Market Fund - Premier Class	4,589,093	4,589,093	10,459,404	9,848,326	—	—	5,200,171	5,200,171	212,573
State Street Institutional Treasury Plus Fund - Premier Class	1,901,514	1,901,514	8,505,163	6,112,566	—	—	4,294,111	4,294,111	68,168
State Street Institutional U.S. Government Money Market Fund - Class G Shares	4,914,929	4,914,929	18,560,521	17,829,694	—	—	5,645,756	5,645,756	228,452
TOTAL		$52,058,016	$44,067,998	$43,221,143	$1,363,703	$3,942,152		$58,210,726	$509,923
See Notes to Schedule of Investments.
Elfun Diversified Fund	27

Elfun Diversified Fund
Notes to Schedule of Investments
September 30, 2024 (Unaudited)

Security Valuation
The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of September 30, 2024 is disclosed in the Fund’s Schedule of Investments.
28

Elfun Diversified Fund
Notes to Schedule of Investments
September 30, 2024 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the beginning of the reporting period.
Futures Contracts
The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Summary Schedule of Investments and cash deposited, if any, is shown as Cash at Broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended September 30, 2024, the Fund entered into futures contracts for the management of interest rate risk and for the equitization of cash.
Credit Default Swaps
During the period ended  September 30, 2024, the State Street Income Fund engaged in credit default swaps to manage credit risk. When the State Street Income Fund is the buyer in a credit default swap contract, the State Street Income Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the State Street Income Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the State Street Income Fund loses its investment and recovers nothing. However, if a credit event occurs, the State Street Income Fund receives full notional value for a referenced debt obligation that may have little or no value. When the State Street Income Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the State Street Income Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the State Street Income Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the State Street Income Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the State Street Income Fund for the same referenced obligation.
As the seller, the State Street Income Fund may create economic leverage to its portfolio because, in addition to its total net assets, the State Street Income Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The State Street Income Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The State Street Income Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The State Street Income Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the State Street Income Fund had invested in the referenced debt obligation directly. If the State Street Income Fund is a buyer of a credit default swap and no credit event occurs, the State Street Income Fund will not earn any return on its investment. If the State Street Income Fund is a seller of a credit default swap, the State Street Income Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the State Street Income Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
To-Be-Announced Transactions
The State Street Income Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
29

Elfun Diversified Fund
Notes to Schedule of Investments
September 30, 2024 (Unaudited)

The State Street Income Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, the State Street Income Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. The State Street Income Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Default by or bankruptcy of a counterparty to a TBA transaction would expose the State Street Income Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the State Street Income Fund will enter into TBA transactions only with established counterparties. The State Street Income Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
Delayed Delivery and When-Issued Securities
During the period ended September 30, 2024, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.
The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
30